UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

Capital Income Builder

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Semi-annual report for the six months ended April 30, 2007

Capital Income Builder® seeks to provide a growing dividend — with higher income distributions every quarter to the extent possible — together with a current yield exceeding that of U.S. stocks generally.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2007 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	+12.54%	+11.31%	+10.73%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.58%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 26 to 29 for details.

The fund’s 30-day yield for Class A shares as of May 31, 2007, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 3.26% (3.24% without the fee waiver).

Results for other share classes can be found on page 32.

The return of principal for the bond holdings in Capital Income Builder is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

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Fellow shareholders:

In the first half of its fiscal year, Capital Income Builder once again delivered exceptionally strong results, aided in part by robust international stock markets. The fund also continued to meet its income objectives.

The fund generated above-average income, with a 12-month dividend yield of 3.5% as of April 30, 2007. This is about twice the 1.7% yield of the unmanaged Standard & Poor’s 500 Composite Index and better than the 3.0% yield of its peer group, as measured by the Lipper Income Funds Average.

In total return, the fund likewise exceeded its primary benchmarks, providing 11.2% for the six months versus 8.6% for the S&P 500 and 5.7% for the Lipper Income Funds Average.

As the table below shows, the fund has maintained its advantage over longer periods as well.

A special dividend

In addition to generating a substantial current yield, Capital Income Builder seeks to regularly step up its dividend. In keeping with that goal, the December 2006 and March 2007 dividends were each increased a half-cent per share. The June 2007 dividend has likewise been raised, bringing the quarterly per-share dividend to 50 cents. The fund also distributed capital gains of $1.17 a share in December.

[Begin Sidebar]
Results at a glance
(for periods ended April 30, 2007, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital Income Builder	+11.2%	+19.8%	+13.0%	+11.5%	+12.0%

Standard & Poor’s 500
Composite Index[2]	+8.6	+15.2	+8.5	+8.0	+10.6

Lipper Income Funds Average[3]	+5.7	+9.9	+7.4	+6.7	+10.4

[1]Since July 30, 1987.
[2]The S&P 500 is unmanaged and its returns do not reflect the effect of sales charges, commissions or expenses.
[3]Source: Lipper. Averages are based on total return and do not reflect the effect of sales charges.

[End Sidebar]

Because we are committed to providing shareholders with a steady income stream, we typically increase the fund’s dividends by sustainable amounts, preferring to distribute less predictable sources of income in a single payment at the end of the year. That has been the case for the past several years, as a growing number of companies — particularly those based outside the United States — are favoring special dividends over regularly scheduled payments; at the same time, interest rates on short-term instruments have fluctuated quite broadly. As a result of these factors, in December 2006 the fund paid a special dividend of 30 cents a share.

Stocks continue to climb

Investors bid equity prices up through much of the reporting period, encouraged by a solid global economic picture. Market gains were particularly pronounced in Europe, thanks to a vigorous business environment across most of the continent; currency appreciation against the dollar further enhanced returns for U.S. investors. Stock returns were more restrained in the U.S., where moderate growth — supported by strong consumer demand, robust corporate profits and low unemployment — largely offset weakness in the residential housing sector.

[Begin Sidebar]
Capital Income Builder’s quarterly dividends compared with inflation
(dividends as declared and adjusted for reinvested capital gains)

[begin bar chart]

Fiscal quarters:
1 November-January
2 February-April
3 May-July
4 August-October

(cents per share)

Fiscal quarters		Dividend	Special dividend (not adjusted for reinvestment of capital gains)	Additional income earned on initial shares if capital gain distributions were reinvested	Inflation=Consumer Price Index (through March 2007)

4 August-October	1987	22.0		-
1 November-January	1987	28.0		-	100.000
2 February-April	1988	28.5		-	100.953
3 May-July	1988	29.0		-	102.253
4 August-October	1988	29.5		-	103.813
1 November-January	1988	30.0		-	104.419
2 February-April	1989	30.5		-	105.979
3 May-July	1989	31.0		-	107.539
4 August-October	1989	31.5		-	108.319
1 November-January	1989	32.5		-	109.272
2 February-April	1990	33.0		-	111.525
3 May-July	1990	33.5		-	112.565
4 August-October	1990	34.0		-	114.991
1 November-January	1990	34.5		-	115.945
2 February-April	1991	35.0		-	116.984
3 May-July	1991	35.5		-	117.851
4 August-October	1991	36.0		-	118.891
1 November-January	1991	36.5		-	119.497
2 February-April	1992	37.0		0.296	120.711
3 May-July	1992	37.5		0.300	121.490
4 August-October	1992	38.0		0.304	122.444
1 November-January	1992	38.5		0.308	122.964
2 February-April	1993	39.0		0.468	124.437
3 May-July	1993	39.5		0.474	125.130
4 August-October	1993	40.0		0.480	125.737
1 November-January	1993	40.5		0.486	126.343
2 February-April	1994	41.0		0.615	127.556
3 May-July	1994	41.5		0.623	128.250
4 August-October	1994	42.0		0.630	129.463
1 November-January	1994	42.5		0.638	129.723
2 February-April	1995	43.0		0.774	131.196
3 May-July	1995	43.5		0.783	132.149
4 August-October	1995	44.0		0.792	132.756
1 November-January	1995	44.5		0.801	133.016
2 February-April	1996	45.0		1.440	134.922
3 May-July	1996	45.5		1.456	135.789
4 August-October	1996	46.0		1.472	136.742
1 November-January	1996	46.5		1.488	137.435
2 February-April	1997	46.5		2.372	138.648
3 May-July	1997	47.0		2.397	138.908
4 August-October	1997	47.5		2.423	139.688
1 November-January	1997	48.0		2.448	139.775
2 February-April	1998	48.0		4.176	140.555
3 May-July	1998	48.5		4.220	141.248
4 August-October	1998	49.0		4.263	141.768
1 November-January	1998	49.5		4.307	142.028
2 February-April	1999	48.0		7.344	142.981
3 May-July	1999	48.5		7.421	144.021
4 August-October	1999	49.0		7.497	145.494
1 November-January	1999	49.5		7.574	145.841
2 February-April	2000	49.5		9.702	148.354
3 May-July	2000	50.0		9.800	149.393
4 August-October	2000	50.5		9.898	150.520
1 November-January	2000	51.0		9.996	150.780
2 February-April	2001	51.5		11.433	152.686
3 May-July	2001	52.0		11.544	154.246
4 August-October	2001	52.5		11.655	154.506
1 November-January	2001	52.5		11.655	153.120
2 February-April	2002	51.0		13.005	154.939
3 May-July	2002	51.0		13.005	155.893
4 August-October	2002	51.0		13.005	156.846
1 November-January	2002	51.0		13.005	156.759
2 February-April	2003	50.5		13.686	159.619
3 May-July	2003	50.5		13.686	159.185
4 August-October	2003	50.5		13.686	160.485
1 November-January	2003	45.0		12.195	159.705
2 February-April	2004	45.0		12.420	162.392
3 May-July	2004	45.0		12.420	164.385
4 August-October	2004	45.5		12.558	164.558
1 November-January	2004	46.0		12.696	164.905
2 February-April	2005	46.0		13.708	167.504
3 May-July	2005	46.5		13.857	168.544
4 August-October	2005	47.0		14.006	172.270
1 November-January	2005	47.5	25.0	14.155	170.537
2 February-April	2006	47.5		14.963	173.137
3 May-July	2006	48.0		15.120	175.823
4 August-October	2006	48.5		15.278	175.823
1 November-January	2006	49.0	30.0	15.435	174.870
2 February-April	2007	49.5		16.830	177.948
3 May-July	2007	50.0		17.000
*Not a full quarter.
[end bar chart]

(Index: December 1987=100)

[End Sidebar]

With more than 40% of net assets invested in international stocks, Capital Income Builder was well-positioned to benefit from the relative strength of these markets. One of the primary reasons we look beyond the U.S. for investment opportunities is the availability of higher stock yields. Companies in Europe, the United Kingdom, former Commonwealth countries and, increasingly, Asia, tend to promote strong dividend cultures. By way of comparison, the MSCI World Index, ex-USA, which measures 22 non-U.S. developed market indexes, yielded 2.5% as of April, meaningfully higher than U.S. stock yields.

Bonds were relatively stable during the six months. The Federal Reserve left its key interest rate unchanged, balancing the potential for inflationary pressures against softening economic growth. The fund relies on its fixed-income investments to provide a baseline of income; the bond portfolio, which accounts for roughly 18% of net assets, yielded about 5.8% at the close of the reporting period.

A look at the portfolio

Many of the fund’s larger stock holdings turned in good results, contributing in some cases both price and dividend increases. German utility E.ON gained upward of 20% each in price and dividend growth, as did Veolia Environnement, a French service provider; Exelon raised its dividend 10% while its stock price rose over 21%. AT&T — on the heels of its recent merger with BellSouth, the fund’s biggest equity position — upped its dividend nearly 7% while its share price increased 13%. General Electric and Royal Dutch Petroleum, although stable in price, both generated dividend increases.

Utilities, a large industry concentration in the portfolio, were generally strong. Among other sectors, high global demand pushed up prices for metals and other natural resources stocks; worth noting are Bluescope Steel of Australia, which gained more than 70%, and China Steel, which combined a 28% price gain with a yield of about 8%.

Prices for real estate investment trusts (REITs) were mixed, although most provided yields between 3% and 5%; REITs are required to pay out virtually all of their taxable income to shareholders. Telecommunications providers also turned in somewhat mixed results. Among larger holdings, KPN and Telefónica delivered healthy increases in dividends and share prices, while Verizon ended the period relatively flat on both counts.

Finally, banks and other lending institutions generally fared poorly during the period, due to worries about mortgage deterioration in the U.S. and the specter of rising interest rates around the world. The market weakness created some attractive values, however, and we used the opportunity to make substantial additions to this high-yielding sector.

The luxury of a tailwind

Global stock markets have been advancing for the past four to five years with hardly a respite. Unusually, some of the strongest gains have been among the higher yielding sectors. Capital Income Builder, which has typically outpaced the averages by holding up in difficult periods, has participated fully in this uptrend.

Still, as we have noted in previous reports, a rally this mature cannot be sustained indefinitely. We are taking a measured view of current conditions and setting our sights, as always, on the long term. Experience has taught us that the appeal — and potential rewards — of a growth-of-income approach are best appreciated over time.

Cordially,

/s/ James B. Lovelace
James B. Lovelace
Vice Chairman of the Board

/s/ Joyce E. Gordon
Joyce E. Gordon
President

June 8, 2007

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, April 30, 2007
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Financials	19.30%
Utilities	10.18
Telecommunication services	8.72
Industrials	5.33
Consumer staples	4.94
Bonds & notes	18.42
Other industries	21.96
Convertible securities & preferred stocks	0.90
Short-term securities & other assets less liabilities	10.25
[end pie chart]

	Shares	Market	Percent
		value	of net
Common stocks - 70.43%		(000)	assets

Financials - 19.30%
Citigroup Inc.	15,960,000	$855,775.89
Banco Santander Central Hispano, SA (1)	46,957,614	837,779.87
Fannie Mae	12,900,000	760,068.79
Société Générale (1)	3,558,870	753,846.78
HSBC Holdings PLC (Hong Kong) (1)	24,494,897	449,658
HSBC Holdings PLC (United Kingdom) (1)	14,158,402	261,516.73
Bank of America Corp.	12,867,340	654,948.68
Freddie Mac	9,844,500	637,727.66
Washington Mutual, Inc.	13,300,000	558,334.58
National City Corp.	13,948,000	509,799.53
BNP Paribas (1)	4,120,270	477,695.49
Lloyds TSB Group PLC (1)	39,635,000	457,088.47
ING Groep NV (1)	9,866,216	448,245.46
Other securities		10,972,569	11.37
		18,635,047	19.30

Utilities - 10.18%
E.ON AG (1)	11,574,000	1,743,620	1.81
Veolia Environnement (1)	12,546,100	1,036,738	1.07
Exelon Corp.	13,485,000	1,016,904	1.05
RWE AG (1)	7,930,000	839,102.87
Dominion Resources, Inc.	5,844,490	533,017.55
Electricité de France SA (1)	5,381,000	466,768.48
Gas Natural SDG, SA (1)	9,120,000	458,612.48
Other securities		3,730,860	3.87
		9,825,621	10.18

Telecommunication services - 8.72%
AT&T Inc.	62,810,927	2,432,039	2.52
Koninklijke KPN NV (1)	69,556,900	1,179,249	1.22
Verizon Communications Inc.	22,675,500	865,751.90
France Télécom SA (1)	22,288,000	653,352.68
Telefónica, SA (1)	24,615,000	549,524.57
Embarq Corp.	7,472,327	448,639.46
Other securities		2,287,065	2.37
		8,415,619	8.72

Industrials - 5.33%
General Electric Co.	27,825,000	1,025,629	1.06
Macquarie Infrastructure Group (1) (2)	142,568,021	447,485.46
Siemens AG (1)	3,525,000	426,038.44
Other securities		3,247,333	3.37
		5,146,485	5.33

Consumer staples - 4.94%
Altria Group, Inc.	13,925,500	959,745.99
Diageo PLC (1)	23,565,000	496,483.52
UST Inc. (2)	8,178,000	463,529.48
Nestlé SA (1)	1,150,000	454,669.47
Other securities		2,395,161	2.48
		4,769,587	4.94

Energy - 4.76%
Royal Dutch Shell PLC, Class A (ADR)	6,828,000	473,522
Royal Dutch Shell PLC, Class B (1)	6,997,187	247,961
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	131,961
Royal Dutch Shell PLC, Class A (1)	3,055,000	106,942.99
Chevron Corp.	10,312,000	802,171.83
Husky Energy Inc.	8,065,000	615,935.64
ConocoPhillips	6,969,000	483,300.50
Other securities		1,737,880	1.80
		4,599,672	4.76

Consumer discretionary - 4.46%
Renault SA (1)	3,756,000	487,727.51
Other securities		3,815,343	3.95
		4,303,070	4.46

Materials - 4.25%
Bayer AG (1)	7,912,000	541,813.56
China Steel Corp. (1)	442,281,115	499,745.52
Other securities		3,057,398	3.17
		4,098,956	4.25

Health care - 2.99%
Merck & Co., Inc.	16,819,600	865,200.90
Bristol-Myers Squibb Co.	19,950,000	575,757.60
Abbott Laboratories	9,048,700	512,337.53
Pfizer Inc	18,800,000	497,448.51
Other securities		435,995.45
		2,886,737	2.99

Information technology - 0.89%
Microsoft Corp.	15,185,000	454,639.47
Other securities		409,849.42
		864,488.89

MISCELLANEOUS - 4.61%
Other common stocks in initial period of acquisition		4,452,780	4.61

Total common stocks (cost: $47,964,347,000)		67,998,062	70.43

	Shares	Market	Percent
		value	of net
Preferred stocks - 0.44%		(000)	assets

Financials - 0.42%
Banco Santander Central Hispano, SA 6.50% (3)	4,416,000	$110,400
Banco Santander Central Hispano, SA 6.80% (3)	70,000	1,785.12
Freddie Mac 5.57%	1,760,000	44,145.05
Fannie Mae 5.10%-5.125%	823,350	38,534.04
Bank of America Corp., Series E, 0% depositary shares	1,000,000	25,406.03
Other securities		178,423.18
		398,693.42

Industrials - 0.00%
General Electric Co. 4.50% PINES 2035	1,905,000	1,804.00

MISCELLANEOUS - 0.02%
Other preferred stocks in initial period of acquisition		20,150.02

Total preferred stocks (cost: $415,049,000)		420,647.44

	Shares	Market	Percent
		value	of net
Convertible securities - 0.46%		(000)	assets

Financials - 0.10%
Fannie Mae 5.375% convertible preferred	965	97,585.10

Other - 0.36%		345,270.36

Total convertible securities (cost: $380,878,000)		442,855.46

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 18.42%	(000)	(000)	assets

Mortgage-backed obligations (4) - 7.13%
Fannie Mae 0%-11.00% 2012-2041	$2,420,578	$2,418,390	2.50
Freddie Mac 0%-7.50% 2015-2037 (5)	1,057,352	1,028,707	1.07
Other securities		3,438,401	3.56
		6,885,498	7.13

Financials - 2.94%
Bank of America Corp. 4.25%-5.35% 2008-2012 (5)	41,050	40,649
MBNA Corp. 5.625% 2007	10,000	10,019
BankAmerica Corp. 5.875%-7.125% 2009-2011	9,250	9,492
BankBoston NA 7.00% 2007	7,500	7,534
MBNA America Bank, National Assn. 5.375% 2008	7,500	7,497.08
Citigroup Inc. 4.125%-5.388% 2008-2010 (5)	28,350	28,020.03
Santander Issuances, SA Unipersonal 5.71%-5.805% 2016 (3) (5)	17,600	17,851
Abbey National PLC 6.70% (undated) (5)	2,412	2,447.02
Other securities		2,712,641	2.81
		2,836,150	2.94

U.S. government & government agency bonds & notes - 2.36%
U.S. Treasury 0%-13.25% 2007-2037 (6)	1,086,471	1,134,283	1.18
Fannie Mae 5.25%-7.25% 2007-2012	415,000	431,572.45
Freddie Mac 4.875%-7.00% 2008-2011	415,000	427,301.44
Federal Home Loan Bank 3.375%-5.625% 2007-2016 (5)	136,170	137,186.14
Other securities		148,362.15
		2,278,704	2.36

Asset-backed Obligations - 2.10%
Other securities		2,028,999	2.10

Consumer discretionary - 0.75%
Other securities		721,770.75

Telecommunication services - 0.67%
AT&T Wireless Services, Inc. 7.50%-7.875% 2007-2011	110,275	117,664
SBC Communications Inc. 4.125%-6.25% 2009-2014	59,250	60,143
AT&T Inc. 6.80% 2036	15,000	16,336.20
Koninklijke KPN NV 8.00%-8.375% 2010-2030	12,350	13,723.01
Other securities		444,711.46
		652,577.67

Energy - 0.54%
Other securities		520,215.54

Health care - 0.52%
Other securities		498,469.52

Utilities - 0.48%
Commonwealth Edison Co. 3.70%-5.95% 2008-2016	21,750	21,534
Exelon Corp. 4.45%-6.75% 2010-2015	22,000	21,491
Exelon Generation Co., LLC 6.95% 2011	21,600	22,786.07
Other securities		394,503.41
		460,314.48

Industrials - 0.44%
General Electric Capital Corp. 4.25%-5.00% 2007-2008	57,500	57,408.06
Other securities		364,439.38
		421,847.44

Other - 0.49%
Other securities		478,183.49

Total bonds & notes (cost: $17,743,249,000)		17,782,726	18.42

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 10.16%	(000)	(000)	assets

Federal Home Loan Bank 5.115%-5.17% due 5/2-7/25/2007 (7)	$1,264,397	$1,257,787	1.30
Freddie Mac 5.10%-5.155% due 5/7-7/31/2007	1,125,735	1,118,508	1.16
U.S. Treasury Bills 4.851%-5.022% due 5/3-9/13/2007	578,400	575,818.60
Edison Asset Securitization LLC 5.20%-5.24% due 6/5-7/10/2007 (3)	250,000	248,309
General Electric Capital Corp. 5.21%-5.23% due 5/15-6/11/2007	130,000	129,410
General Electric Capital Services, Inc. 5.22%-5.23% due 5/2-7/11/2007	116,600	115,814.51
Park Avenue Receivables Co., LLC 5.21%-5.26% due 5/7-6/6/2007 (3) (7)	217,725	217,184
JPMorgan Chase & Co. 5.23%-5.24% due 5/14-6/25/2007	150,900	149,891
Jupiter Securitization Co., LLC 5.23%-5.25% due 5/4-6/12/2007 (3)	125,000	124,545.51
Bank of America Corp. 5.185%-5.24% due 5/17-7/30/2007 (7)	384,800	382,478
Ranger Funding Co. LLC 5.23%-5.27% due 5/2-6/11/2007 (3)	79,200	78,888.48
Proctor & Gamble Co. 5.21%-5.24% due 5/9-7/10/2007 (3)	458,100	456,118.47
Fannie Mae 5.10%-5.16% due 5/2-7/25/2007	420,600	418,902.43
CAFCO, LLC 5.23%-5.24% due 5/8-7/11/2007 (3)	315,100	313,880.33
Ciesco LLC 5.225% due 7/23/2007 (3)	50,000	49,392.05
Citigroup Funding Inc. 5.25% due 6/14/2007	40,300	40,035.04
Other securities		4,133,968	4.28

Total short-term securities (cost: $9,810,171,000)		9,810,927	10.16

Total investment securities (cost: $76,313,694,000)		96,455,217	99.91
Other assets less liabilities		89,302.09

Net assets		$96,544,519	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended April 30, 2007, appear below.

Company	Begininng shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend and interest income (000)	Market value of affiliates at 4/30/07 (000)

UST Inc.	8,178,000	-	-	8,178,000	$9,568	$463,529
iStar Financial, Inc.	7,065,500	1,142,050	-	8,207,550	8,737	393,306
iStar Financial, Inc. 5.375% 2010	$25,675,000	-	-	$25,675,000	697	25,673
iStar Financial, Inc. 5.80% 2011	$7,600,000	-	-	$7,600,000	220	7,677
iStar Financial, Inc., Series B, 4.875% 2009	$2,000,000	-	-	$2,000,000	50	1,986
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	-	-	$10,000,000	250	9,924
iStar Financial, Inc., Series F, 7.80% cumulative redeemable	400,000	-	-	400,000	390	10,136
Macquarie Infrastructure Group (1)	139,581,612	2,986,409	-	142,568,021	11,864	447,485
Macquarie Airports (1)	107,363,105	-	-	107,363,105	10,027	353,619
SBM Offshore NV (1)	8,335,188	-	-	8,335,188	-	297,808
CapitaMall Trust Management Ltd., units (1)	100,628,470	-	-	100,628,470	3,785	261,595
Macquarie Communications Infrastructure Group (1)	25,667,933	-	-	25,667,933	3,988	140,469
Macquarie Communications Infrastructure Group (1) (4) (8)	-	3,048,132	-	3,048,132	-	16,151
Macquarie Communications Infrastructure Group, conditional offering shares (1) (4) (8)	-	1,283,935	-	1,283,935	-	6,803
SP AusNet (1)	107,253,698	-	-	107,253,698	4,577	131,151
Fisher & Paykel Healthcare Corp. Ltd. (1)	33,211,000	-	-	33,211,000	1,203	91,612
Ruby Tuesday, Inc.	-	2,860,000	-	2,860,000	715	76,534
PaperlinX Ltd.(1)	22,547,000	-	-	22,547,000	876	72,633
Macquarie International Infrastructure Fund Ltd. (1)	83,170,000	-	-	83,170,000	2,178	64,407
Fortune Real Estate Investment Trust (1)	52,262,500	146,000	-	52,408,500	1,123	39,465
Fong's Industries Co. Ltd. (1)	36,590,000	-	-	36,590,000	-	28,211
CitySpring Infrastructure Trust (1) (8)	-	29,250,000	-	29,250,000	-	26,401
Allco Commercial REIT (1)	32,100,000	-	-	32,100,000	587	25,595
TICON Industrial Connection PCL (1)	-	41,951,000	-	41,951,000	1,296	20,246
Oakton Ltd. (1)	-	4,617,960	-	4,617,960	255	20,200
Cambridge Industrial Trust (1)	-	33,330,000	-	33,330,000	720	18,758
Prosperity REIT (1)	81,325,000	-	-	81,325,000	650	17,334
Ascendas Real Estate Investment Trust (1) (9)	72,142,600	-	15,424,000	56,718,600	2,580	-
CapitaCommercial Trust Management Ltd. (1) (9)	77,882,700	-	12,394,600	65,488,100	1,038	-
GS Engineering & Construction Corp. (1) (9)	2,550,000	-	1,630,733	919,267	3,548	-
Suntec Real Estate Investment Trust (1) (9)	92,244,000	-	75,783,000	16,461,000	1,944	-
Sydney Roads Group (9)	60,682,071	-	60,682,071	-	1,527	-
Taiwan Fertilizer Co., Ltd. (1) (9)	63,700,000	-	44,371,000	19,329,000	-	-

					$74,393	$3,068,708

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors.
The total value of all such securities, including those in "Miscellanous" and "Other securities,"
was $38,347,032,000.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $6,707,660,000, which represented 6.95% of the net assets of the fund.
(4) Principal payments may be made periodically.
Therefore, the effective maturity date may be
earlier than the stated maturity date.
(5) Coupon rate may change periodically.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(8) Security did not produce income during the last 12 months.
(9) Unaffiliated issuer at 4/30/2007.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2007	(dollars and shares in thousands, except per-share amount)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $74,309,365)	$93,386,509
Affiliated issuers (cost: $2,004,329)	3,068,708	$96,455,217
Cash		44,079
Receivables for:
Sales of investments	588,247
Sales of fund's shares	344,546
Dividends and interest	399,508	1,332,301
		97,831,597
Liabilities:
Payables for:
Purchases of investments	833,397
Repurchases of fund's shares	69,528
Dividends on fund's shares	314,485
Investment advisory services	20,077
Services provided by affiliates	46,327
Deferred directors' compensation	1,308
Other fees and expenses	1,956	1,287,078
Net assets at April 30, 2007		$96,544,519

Net assets consist of:
Capital paid in on shares of capital stock		$74,934,546
Undistributed net investment income		119,705
Undistributed net realized gain		1,348,466
Net unrealized appreciation		20,141,802
Net assets at April 30, 2007		$96,544,519

Total authorized capital stock - 2,000,000 shares, $.01 par value (1,507,445 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*	)

Class A	$71,627,361	1,118,388	$64.05
Class B	5,245,070	81,897	64.05
Class C	11,109,525	173,465	64.05
Class F	4,777,626	74,598	64.05
Class 529-A	1,028,661	16,062	64.05
Class 529-B	152,126	2,375	64.05
Class 529-C	408,228	6,374	64.05
Class 529-E	52,561	821	64.05
Class 529-F	22,054	345	64.05
Class R-1	103,430	1,614	64.05
Class R-2	535,751	8,364	64.05
Class R-3	629,748	9,834	64.05
Class R-4	192,365	3,004	64.05
Class R-5	660,013	10,304	64.05
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $67.95 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the year ended April 30, 2007		(dollars in thousands )
Investment income:
Income:
Dividends (net of non-U.S. tax of $61,756; also includes
$73,176 from affiliates)	$1,008,564
Interest (includes $1,217 from affiliates)	698,282	$1,706,846

Fees and expenses(*):
Investment advisory services	101,634
Distribution services	162,084
Transfer agent services	24,136
Administrative services	10,763
Reports to shareholders	1,192
Registration statement and prospectus	3,171
Postage, stationery and supplies	2,488
Directors' compensation	365
Auditing and legal	81
Custodian	4,987
State and local taxes	562
Other	166
Total fees and expenses before reimbursements/waivers	311,629
Less reimbursements/waivers of fees and expenses:
Investment advisory services	10,163
Administrative services	56
Total fees and expenses after reimbursements/waivers		301,410
Net investment income		1,405,436

Net realized gain and unrealized
appreciation on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments (including $212,428 net gain from affiliates)	1,832,937
Non-U.S. currency transactions	(3,143)	1,829,794
Net unrealized appreciation on:
Investments	5,956,882
Non-U.S. currency translations	1,275	5,958,157
Net realized gain and unrealized appreciation
on investments and non-U.S. currency		7,787,951
Net increase in net assets resulting
from operations		$9,193,387

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended April 30,	October 31,
	2007*	2006
Operations:
Net investment income	$1,405,436	$2,384,662
Net realized gain on investments and
non-U.S. currency transactions	1,829,794	1,604,574
Net unrealized appreciation
on investments and non-U.S. currency translations	5,958,157	7,905,680
Net increase in net assets
resulting from operations	9,193,387	11,894,916

Dividends and distributions paid or accrued to
shareholders:
Dividends from net investment income and non-U.S. currency gain	(1,722,638)	(2,412,497)
Distributions from net realized gain
on investments	(1,558,656)	(740,369)
Total dividends and distributions paid or accrued
to shareholders	(3,281,294)	(3,152,866)

Capital share transactions	12,924,303	13,615,480

Total increase in net assets	18,836,396	22,357,530

Net assets:
Beginning of period	77,708,123	55,350,593
End of period (including undistributed net investment
income: $119,705 and $436,907, respectively)	$96,544,519	$77,708,123

*Unaudited

See Notes to Financial Statements

Notes to financial statements
   unaudited

1.	Organization and significant accounting policies

Organization - Capital Income Builder, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend - with higher income distributions every quarter to the extent possible - together with a current yield exceeding that of U.S. stocks generally.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non- U.S. taxes payable upon the sale of these securities. As of April 30, 2007, non-U.S. taxes provided on unrealized gains were $956,000.

3.	Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; unrealized appreciation of certain investments in non-U.S. securities; and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2006, the fund had tax basis undistributed ordinary income of $1,101,511,000 and an undistributed long-term capital gain of $1,090,666,000.

As of April 30, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$20,026,292
Gross unrealized depreciation on investment securities	<305,472>
Net unrealized appreciation on investment securities	19,720,820
Cost of investment securities	76,734,397

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2007			Year ended October 31, 2006
	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Share class
Class A	$1,334,554	$1,167,687	$2,502,241	$1,907,778	$565,399	$2,473,177
Class B	81,145	87,766	168,911	118,215	44,775	162,990
Class C	162,195	174,577	336,772	211,780	78,754	290,534
Class F	83,727	72,083	155,810	99,428	28,534	127,962
Class 529-A	17,975	15,615	33,590	22,604	6,326	28,930
Class 529-B	2,233	2,460	4,693	2,995	1,128	4,123
Class 529-C	5,762	6,251	12,013	7,190	2,616	9,806
Class 529-E	863	810	1,673	1,123	343	1,466
Class 529-F	358	283	641	386	93	479
Class R-1	1,391	1,465	2,856	1,459	493	1,952
Class R-2	7,532	8,069	15,601	9,250	3,281	12,531
Class R-3	10,044	9,453	19,497	11,998	3,731	15,729
Class R-4	3,052	2,544	5,596	3,357	966	4,323
Class R-5	11,807	9,593	21,400	14,934	3,930	18,864
Total	$1,722,638	$1,558,656	$3,281,294	$2,412,497	$740,369	$3,152,866

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc.("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.112% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $100,000,000 of the fund's monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended April 30, 2007, total investment advisory services fees waived by CRMC were $10,163,000. As a result, the fee shown on the accompanying financial statements of $101,634,000, which was equivalent to an annualized rate of 0.237%, was reduced to $91,471,000, or 0.213% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended April 30, 2007, the total administrative services fees paid by CRMC were $56,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended April 30, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$77,657	$22,266	Not applicable	Not applicable	Not applicable
Class B	23,779	1,870	Not applicable	Not applicable	Not applicable
Class C	48,465	Included in administrative services	$5,252	$508	Not applicable
Class F	5,083		1,613	174	Not applicable
Class 529-A	912		302	35	$441
Class 529-B	677		47	11	68
Class 529-C	1,753		120	23	175
Class 529-E	114		16	2	23
Class 529-F	-		6	1	8
Class R-1	420		47	13	Not applicable
Class R-2	1,706		321	663	Not applicable
Class R-3	1,329		359	152	Not applicable
Class R-4	189		102	7	Not applicable
Class R-5	Not applicable		268	6	Not applicable
Total	$162,084	$24,136	$8,453	$1,595	$715

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $365,000, shown on the accompanying financial statements, includes $241,000 in current fees (either paid in cash or deferred) and a net increase of $124,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2007
Class A	$9,268,504	150,492	$2,299,266	37,759	$(2,789,960)	(45,339)	$8,777,810	142,912
Class B	543,686	8,815	156,056	2,564	(193,643)	(3,145)	506,099	8,234
Class C	1,980,655	32,147	305,319	5,016	(462,823)	(7,517)	1,823,151	29,646
Class F	1,138,983	18,488	128,381	2,108	(266,501)	(4,318)	1,000,863	16,278
Class 529-A	199,706	3,245	32,811	539	(25,129)	(408)	207,388	3,376
Class 529-B	18,528	301	4,638	76	(2,895)	(47)	20,271	330
Class 529-C	80,996	1,315	11,802	194	(14,791)	(241)	78,007	1,268
Class 529-E	9,137	148	1,643	27	(1,434)	(23)	9,346	152
Class 529-F	7,223	117	616	10	(574)	(9)	7,265	118
Class R-1	33,058	536	2,746	45	(7,227)	(117)	28,577	464
Class R-2	146,003	2,368	15,250	250	(52,078)	(845)	109,175	1,773
Class R-3	181,068	2,943	18,994	312	(61,282)	(996)	138,780	2,259
Class R-4	72,912	1,183	5,353	88	(16,097)	(262)	62,168	1,009
Class R-5	156,936	2,540	18,402	302	(19,935)	(326)	155,403	2,516
Total net increase
(decrease)	$13,837,395	224,638	$3,001,277	49,290	$(3,914,369)	(63,593)	$12,924,303	210,335

Year ended October 31, 2006
Class A	$12,051,851	216,172	$2,227,691	40,899	$(4,774,295)	(86,126)	$9,505,247	170,945
Class B	745,843	13,369	147,793	2,721	(363,419)	(6,539)	530,217	9,551
Class C	2,360,565	42,203	255,760	4,707	(813,512)	(14,674)	1,802,813	32,236
Class F	1,325,582	23,593	100,515	1,844	(432,593)	(7,826)	993,504	17,611
Class 529-A	230,263	4,143	27,938	512	(37,240)	(671)	220,961	3,984
Class 529-B	26,559	478	4,035	74	(4,859)	(88)	25,735	464
Class 529-C	92,893	1,669	9,534	175	(21,396)	(385)	81,031	1,459
Class 529-E	11,986	217	1,420	26	(2,834)	(51)	10,572	192
Class 529-F	6,492	117	450	8	(1,074)	(19)	5,868	106
Class R-1	36,332	653	1,821	33	(9,694)	(177)	28,459	509
Class R-2	170,976	3,073	12,055	222	(71,208)	(1,282)	111,823	2,013
Class R-3	204,823	3,681	15,117	277	(81,900)	(1,481)	138,040	2,477
Class R-4	67,367	1,212	4,132	76	(34,482)	(625)	37,017	663
Class R-5	141,763	2,547	14,781	271	(32,351)	(582)	124,193	2,236
Total net increase
(decrease)	$17,473,295	313,127	$2,823,042	51,845	$(6,680,857)	(120,526)	$13,615,480	244,446

(*) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $20,787,014,000 and $10,083,399,000, respectively, during the six months ended April 30, 2007.

Financial highlights(1)

			Income (loss) from investment operations(2)(3)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return(4) (5)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(5)	Ratio of net income to average net assets	(5) (6)
Class A:
Six months ended 04/30/2007	(7)	$59.91	$1.05	$5.55	$6.60	$(1.29)	$(1.17)	$(2.46)	$64.05	11.22%	$71,627			.58%	(8)	.56%	(8)	3.42%	(8)
Year ended 10/31/2006		52.58	2.13	8.06	10.19	(2.17)	(.69)	(2.86)	59.91	20.00	58,439			.58		.55		3.82
Year ended 10/31/2005		50.75	2.01	2.56	4.57	(1.84)	(.90)	(2.74)	52.58	9.11	42,303			.59		.57		3.79
Year ended 10/31/2004		45.29	1.76	5.68	7.44	(1.81)	(.17)	(1.98)	50.75	16.73	28,458			.60		.59		3.65
Year ended 10/31/2003		40.73	1.72	5.36	7.08	(2.00)	(.52)	(2.52)	45.29	17.95	18,273			.65		.65		4.04
Year ended 10/31/2002		43.80	1.82	(1.67)	.15	(2.05)	(1.17)	(3.22)	40.73	.16	10,006			.67		.67		4.19
Class B:
Six months ended 04/30/2007	(7)	59.91	.81	5.55	6.36	(1.05)	(1.17)	(2.22)	64.05	10.81	5,245			1.35	(8)	1.32	(8)	2.65	(8)
Year ended 10/31/2006		52.58	1.69	8.06	9.75	(1.73)	(.69)	(2.42)	59.91	19.07	4,413			1.37		1.34		3.04
Year ended 10/31/2005		50.75	1.59	2.56	4.15	(1.42)	(.90)	(2.32)	52.58	8.26	3,371			1.38		1.36		3.01
Year ended 10/31/2004		45.29	1.38	5.68	7.06	(1.43)	(.17)	(1.60)	50.75	15.81	2,469			1.40		1.39		2.85
Year ended 10/31/2003		40.73	1.38	5.36	6.74	(1.66)	(.52)	(2.18)	45.29	17.03	1,532			1.44		1.44		3.19
Year ended 10/31/2002		43.80	1.48	(1.67)	(.19)	(1.71)	(1.17)	(2.88)	40.73	(.61)	450			1.44		1.44		3.41
Class C:
Six months ended 04/30/2007	(7)	59.91	.80	5.55	6.35	(1.04)	(1.17)	(2.21)	64.05	10.79	11,109			1.39	(8)	1.36	(8)	2.62	(8)
Year ended 10/31/2006		52.58	1.67	8.06	9.73	(1.71)	(.69)	(2.40)	59.91	19.02	8,616			1.41		1.38		2.99
Year ended 10/31/2005		50.75	1.56	2.56	4.12	(1.39)	(.90)	(2.29)	52.58	8.19	5,867			1.44		1.42		2.94
Year ended 10/31/2004		45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.72	3,476			1.47		1.47		2.76
Year ended 10/31/2003		40.73	1.35	5.36	6.71	(1.63)	(.52)	(2.15)	45.29	16.94	1,696			1.51		1.51		3.08
Year ended 10/31/2002		43.80	1.45	(1.67)	(.22)	(1.68)	(1.17)	(2.85)	40.73	(.69)	424			1.52		1.52		3.31
Class F:
Six months ended 04/30/2007	(7)	59.91	1.04	5.55	6.59	(1.28)	(1.17)	(2.45)	64.05	11.21	4,778			.60	(8)	.58	(8)	3.41	(8)
Year ended 10/31/2006		52.58	2.11	8.06	10.17	(2.15)	(.69)	(2.84)	59.91	19.94	3,494			.62		.60		3.76
Year ended 10/31/2005		50.75	1.96	2.56	4.52	(1.79)	(.90)	(2.69)	52.58	9.01	2,141			.68		.65		3.71
Year ended 10/31/2004		45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.58	1,161			.72		.71		3.51
Year ended 10/31/2003		40.73	1.67	5.36	7.03	(1.95)	(.52)	(2.47)	45.29	17.82	539			.76		.76		3.86
Year ended 10/31/2002		43.80	1.76	(1.67)	.09	(1.99)	(1.17)	(3.16)	40.73	.03	155			.79		.79		4.04
Class 529-A:
Six months ended 04/30/2007	(7)	59.91	1.03	5.55	6.58	(1.27)	(1.17)	(2.44)	64.05	11.19	1,029			.65	(8)	.63	(8)	3.37	(8)
Year ended 10/31/2006		52.58	2.10	8.06	10.16	(2.14)	(.69)	(2.83)	59.91	19.92	760			.64		.61		3.77
Year ended 10/31/2005		50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	8.99	458			.71		.68		3.70
Year ended 10/31/2004		45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.59	244			.72		.71		3.53
Year ended 10/31/2003		40.73	1.70	5.36	7.06	(1.98)	(.52)	(2.50)	45.29	17.89	121			.70		.70		3.99
Period from 2/19/2002 to 10/31/2002		43.06	1.19	(2.13)	(.94)	(1.39)	-	(1.39)	40.73	(2.31)	32			.91	(8)	.91	(8)	4.05	(8)
Class 529-B:
Six months ended 04/30/2007	(7)	59.91	.78	5.55	6.33	(1.02)	(1.17)	(2.19)	64.05	10.75	152			1.45	(8)	1.43	(8)	2.56	(8)
Year ended 10/31/2006		52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.93	122			1.49		1.46		2.93
Year ended 10/31/2005		50.75	1.50	2.56	4.06	(1.33)	(.90)	(2.23)	52.58	8.08	83			1.55		1.53		2.85
Year ended 10/31/2004		45.29	1.28	5.68	6.96	(1.33)	(.17)	(1.50)	50.75	15.58	55			1.60		1.60		2.66
Year ended 10/31/2003		40.73	1.30	5.36	6.66	(1.58)	(.52)	(2.10)	45.29	16.82	31			1.64		1.64		3.04
Period from 2/15/2002 to 10/31/2002		43.33	.98	(2.40)	(1.42)	(1.18)	-	(1.18)	40.73	(3.37)	8			1.66	(8)	1.66	(8)	3.32	(8)
Class 529-C:
Six months ended 04/30/2007	(7)	59.91	.78	5.55	6.33	(1.02)	(1.17)	(2.19)	64.05	10.75	408			1.45	(8)	1.43	(8)	2.57	(8)
Year ended 10/31/2006		52.58	1.63	8.06	9.69	(1.67)	(.69)	(2.36)	59.91	18.94	306			1.47		1.45		2.94
Year ended 10/31/2005		50.75	1.51	2.56	4.07	(1.34)	(.90)	(2.24)	52.58	8.10	192			1.54		1.52		2.86
Year ended 10/31/2004		45.29	1.29	5.68	6.97	(1.34)	(.17)	(1.51)	50.75	15.60	113			1.59		1.58		2.67
Year ended 10/31/2003		40.73	1.31	5.36	6.67	(1.59)	(.52)	(2.11)	45.29	16.83	54			1.63		1.63		3.05
Period from 2/20/2002 to 10/31/2002		43.12	.97	(2.20)	(1.23)	(1.16)	-	(1.16)	40.73	(2.96)	13			1.65	(8)	1.65	(8)	3.31	(8)
Class 529-E:
Six months ended 04/30/2007	(7)	59.91	.94	5.55	6.49	(1.18)	(1.17)	(2.35)	64.05	11.03	53			.95	(8)	.92	(8)	3.08	(8)
Year ended 10/31/2006		52.58	1.92	8.06	9.98	(1.96)	(.69)	(2.65)	59.91	19.55	40			.96		.94		3.45
Year ended 10/31/2005		50.75	1.78	2.56	4.34	(1.61)	(.90)	(2.51)	52.58	8.64	25			1.02		1.00		3.38
Year ended 10/31/2004		45.29	1.54	5.68	7.22	(1.59)	(.17)	(1.76)	50.75	16.19	15			1.07		1.07		3.18
Year ended 10/31/2003		40.73	1.53	5.36	6.89	(1.81)	(.52)	(2.33)	45.29	17.44	7			1.10		1.10		3.57
Period from 3/1/2002 to 10/31/2002		43.74	1.08	(2.83)	(1.75)	(1.26)	-	(1.26)	40.73	(4.09)	2			1.11	(8)	1.11	(8)	3.87	(8)
Class 529-F:
Six months ended 04/30/2007	(7)	59.91	1.09	5.55	6.64	(1.33)	(1.17)	(2.50)	64.05	11.30	22			.45	(8)	.42	(8)	3.61	(8)
Year ended 10/31/2006		52.58	2.20	8.06	10.26	(2.24)	(.69)	(2.93)	59.91	20.12	14			.46		.44		3.95
Year ended 10/31/2005		50.75	1.97	2.56	4.53	(1.80)	(.90)	(2.70)	52.58	9.04	6			.63		.60		3.78
Year ended 10/31/2004		45.29	1.65	5.68	7.33	(1.70)	(.17)	(1.87)	50.75	16.47	3			.82		.82		3.44
Year ended 10/31/2003		40.73	1.64	5.36	7.00	(1.92)	(.52)	(2.44)	45.29	17.72	1			.85		.85		3.78
Period from 9/17/2002 to 10/31/2002		41.74	.14	(.89)	(.75)	(.26)	-	(.26)	40.73	(1.79)	-		(9)	.10		.10		.35

Class R-1:
Six months ended 04/30/2007	(7)	$59.91	$.80	$5.55	$6.35	$(1.04)	$(1.17)	$(2.21)	$64.05	10.78%	$103			1.41%	(8)	1.38%	(8)	2.63%	(8)
Year ended 10/31/2006		52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	69			1.44		1.41		2.96
Year ended 10/31/2005		50.75	1.54	2.56	4.10	(1.37)	(.90)	(2.27)	52.58	8.15	34			1.50		1.46		2.91
Year ended 10/31/2004		45.29	1.32	5.68	7.00	(1.37)	(.17)	(1.54)	50.75	15.69	11			1.53		1.50		2.74
Year ended 10/31/2003		40.73	1.35	5.36	6.71	(1.63)	(.52)	(2.15)	45.29	16.94	5			1.66		1.53		3.12
Period from 6/11/2002 to 10/31/2002		45.41	.52	(4.53)	(4.01)	(.67)	-	(.67)	40.73	(8.84)	-		(9)	.87		.60		1.27
Class R-2:
Six months ended 04/30/2007	(7)	59.91	.79	5.55	6.34	(1.03)	(1.17)	(2.20)	64.05	10.77	536			1.45	(8)	1.40	(8)	2.60	(8)
Year ended 10/31/2006		52.58	1.65	8.06	9.71	(1.69)	(.69)	(2.38)	59.91	18.98	395			1.55		1.42		2.97
Year ended 10/31/2005		50.75	1.55	2.56	4.11	(1.38)	(.90)	(2.28)	52.58	8.18	241			1.61		1.44		2.95
Year ended 10/31/2004		45.29	1.34	5.68	7.02	(1.39)	(.17)	(1.56)	50.75	15.73	129			1.75		1.47		2.78
Year ended 10/31/2003		40.73	1.36	5.36	6.72	(1.64)	(.52)	(2.16)	45.29	16.99	57			1.85		1.49		3.11
Period from 5/31/2002 to 10/31/2002		46.10	.51	(5.16)	(4.65)	(.72)	-	(.72)	40.73	(10.10)	4			.77		.63		1.29
Class R-3:
Six months ended 04/30/2007	(7)	59.91	.93	5.55	6.48	(1.17)	(1.17)	(2.34)	64.05	11.02	630			.96	(8)	.93	(8)	3.07	(8)
Year ended 10/31/2006		52.58	1.91	8.06	9.97	(1.95)	(.69)	(2.64)	59.91	19.51	454			.98		.96		3.42
Year ended 10/31/2005		50.75	1.80	2.56	4.36	(1.63)	(.90)	(2.53)	52.58	8.68	268			1.00		.98		3.41
Year ended 10/31/2004		45.29	1.53	5.68	7.21	(1.58)	(.17)	(1.75)	50.75	16.17	120			1.09		1.08		3.15
Year ended 10/31/2003		40.73	1.52	5.36	6.88	(1.80)	(.52)	(2.32)	45.29	17.42	46			1.15		1.11		3.46
Period from 6/4/2002 to 10/31/2002		45.74	.56	(4.80)	(4.24)	(.77)	-	(.77)	40.73	(9.27)	2			.62		.46		1.40
Class R-4:
Six months ended 04/30/2007	(7)	59.91	1.02	5.55	6.57	(1.26)	(1.17)	(2.43)	64.05	11.18	192			.66	(8)	.64	(8)	3.41	(8)
Year ended 10/31/2006		52.58	2.07	8.06	10.13	(2.11)	(.69)	(2.80)	59.91	19.88	119			.68		.66		3.68
Year ended 10/31/2005		50.75	1.95	2.56	4.51	(1.78)	(.90)	(2.68)	52.58	9.01	70			.70		.68		3.71
Year ended 10/31/2004		45.29	1.70	5.68	7.38	(1.75)	(.17)	(1.92)	50.75	16.57	15			.74		.73		3.49
Year ended 10/31/2003		40.73	1.68	5.36	7.04	(1.96)	(.52)	(2.48)	45.29	17.84	6			.79		.76		3.79
Period from 5/20/2002 to 10/31/2002		45.84	.65	(4.85)	(4.20)	(.91)	-	(.91)	40.73	(9.20)	-		(9)	.76		.34		1.59
Class R-5:
Six months ended 04/30/2007	(7)	59.91	1.11	5.55	6.66	(1.35)	(1.17)	(2.52)	64.05	11.34	661			.37	(8)	.34	(8)	3.67	(8)
Year ended 10/31/2006		52.58	2.24	8.06	10.30	(2.28)	(.69)	(2.97)	59.91	20.23	467			.38		.36		4.03
Year ended 10/31/2005		50.75	2.11	2.56	4.67	(1.94)	(.90)	(2.84)	52.58	9.33	292			.39		.37		4.00
Year ended 10/31/2004		45.29	1.85	5.68	7.53	(1.90)	(.17)	(2.07)	50.75	16.95	194			.41		.40		3.85
Year ended 10/31/2003		40.73	1.81	5.36	7.17	(2.09)	(.52)	(2.61)	45.29	18.20	121			.44		.44		4.28
Period from 5/15/2002 to 10/31/2002		45.87	.89	(5.02)	(4.13)	(1.01)	-	(1.01)	40.73	(9.04)	75			.21		.21		2.10

	Six months ended April 30	Year ended October 31
	2007(7)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	13%	26%	20%	24%	27%	36%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) For the year ended October 31, 2002, net investment income was lower and net gains (losses) on securities
(both realized and unrealized) were higher by approximately $0.14 per share for Class A as a result of an accounting change related to the amortization of bond premium. On an annualized basis, the impact of the accounting change on the other share classes would have been approximately the same.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(6) For the year ended October 31, 2002, the ratio of net income to average net assets for Class A was lower by .34 percentage points as a result of an accounting change related to the amortization of bond premium. On an annualized basis, the impact of the accounting change on the other share classes would have been approximately the same.
(7) Unaudited.
(8) Annualized.
(9) Amount less than $1 million.

See Notes to Financial Statements

Expense example
          unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006, through April 30, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2006	Ending account value 4/30/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,112.20	$2.93	.56%
Class A -- assumed 5% return	1,000.00	1,022.02	2.81	.56
Class B -- actual return	1,000.00	1,108.09	6.90	1.32
Class B -- assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class C -- actual return	1,000.00	1,107.86	7.11	1.36
Class C -- assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class F -- actual return	1,000.00	1,112.11	3.04	.58
Class F -- assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 529-A -- actual return	1,000.00	1,111.86	3.30	.63
Class 529-A -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 529-B -- actual return	1,000.00	1,107.53	7.47	1.43
Class 529-B -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class 529-C -- actual return	1,000.00	1,107.53	7.47	1.43
Class 529-C -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class 529-E -- actual return	1,000.00	1,110.27	4.81	.92
Class 529-E -- assumed 5% return	1,000.00	1,020.23	4.61	.92
Class 529-F -- actual return	1,000.00	1,113.01	2.20	.42
Class 529-F -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-1 -- actual return	1,000.00	1,107.77	7.21	1.38
Class R-1 -- assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 -- actual return	1,000.00	1,107.69	7.32	1.40
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-3 -- actual return	1,000.00	1,110.19	4.87	.93
Class R-3 -- assumed 5% return	1,000.00	1,020.18	4.66	.93
Class R-4 -- actual return	1,000.00	1,111.85	3.35	.64
Class R-4 -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5 -- actual return	1,000.00	1,113.36	1.78	.34
Class R-5 -- assumed 5% return	1,000.00	1,023.11	1.71	.34

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended
March 31, 2007 (the most recent calendar quarter):	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+13.50%	+11.51%	+11.88%
Not reflecting CDSC	+18.49%	+11.77%	+11.88%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+17.43%	+11.70%	+11.07%
Not reflecting CDSC	+18.43%	+11.70%	+11.07%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+19.35%	+12.54%	+11.89%

Class 529-A shares†— first sold 2/19/02
Reflecting 5.75% maximum sales charge	+12.47%	+11.20%	+11.95%
Not reflecting maximum sales charge	+19.32%	+12.53%	+13.26%

Class 529-B shares†— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within
six years of purchase	+13.36%	+11.33%	+12.04%
Not reflecting CDSC	+18.36%	+11.59%	+12.16%

Class 529-C shares†— first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+17.36%	+11.60%	+12.30%
Not reflecting CDSC	+18.36%	+11.60%	+12.30%

Class 529-E shares*†— first sold 3/1/02	+18.97%	+12.17%	+12.60%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+19.54%	—	+15.21%

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete April 30, 2007, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to a target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
> Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGESR-912-0607P

Litho in USA BAG/AC/8081-S7488

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[logo - American Funds®]

Capital Income Builder®
Investment portfolio

April 30, 2007
unaudited

Common stocks — 70.43%	Shares	Market value (000)

FINANCIALS — 19.30%
Citigroup Inc.	15,960,000	$855,775
Banco Santander Central Hispano, SA1	46,957,614	837,779
Fannie Mae	12,900,000	760,068
Société Générale[1]	3,558,870	753,846
HSBC Holdings PLC (Hong Kong)[1]	24,494,897	449,658
HSBC Holdings PLC (United Kingdom)[1]	14,158,402	261,516
Bank of America Corp.	12,867,340	654,948
Freddie Mac	9,844,500	637,727
Washington Mutual, Inc.	13,300,000	558,334
National City Corp.	13,948,000	509,799
BNP Paribas[1]	4,120,270	477,695
Lloyds TSB Group PLC[1]	39,635,000	457,088
ING Groep NV1	9,866,216	448,245
Commerzbank U.S. Finance, Inc.[1]	8,065,000	403,893
iStar Financial, Inc.[2]	8,207,550	393,306
Wachovia Corp.	7,000,000	388,780
Banco Itaú Holding Financeira SA, preferred nominative	9,955,200	383,401
Danske Bank A/S1	7,641,000	358,794
Hypo Real Estate Holding AG1	5,209,492	348,930
St. George Bank Ltd.[1]	11,632,969	346,963
Fortis[1]	7,420,000	332,633
Hang Seng Bank Ltd.[1]	23,646,400	332,297
AXA SA1	7,133,333	326,832
Royal Bank of Canada	5,280,000	275,433
CapitaMall Trust Management Ltd., units[1,2]	100,628,470	261,595
Westfield Group[1]	14,326,192	248,453
Toronto-Dominion Bank	3,918,157	239,671
DnB NOR ASA[1]	16,470,000	235,113
Bank of Nova Scotia	4,847,200	233,483
Health Care Property Investors, Inc.	6,558,132	232,092
UniCredito Italiano SpA[1]	22,480,000	231,007
Sun Hung Kai Properties Ltd.[1]	19,622,000	229,709
Regions Financial Corp.	6,248,050	219,244
Wells Fargo & Co.	6,070,000	217,852
Irish Life & Permanent PLC[1]	7,713,949	203,976
Sampo Oyj, Class A1	6,299,928	196,375
UBS AG1	3,016,620	195,721
JPMorgan Chase & Co.	3,500,000	182,350
EFG Eurobank Ergasias SA1	4,249,098	176,902
Equity Residential, shares of beneficial interest	3,750,500	174,136
Westpac Banking Corp.[1]	7,500,000	168,333
Hang Lung Properties Ltd.[1]	55,471,000	164,877
Credit Suisse Group[1]	2,041,000	160,579
Archstone-Smith Trust	2,915,000	151,901
Swire Pacific Ltd., Class A1	12,950,000	147,944
Chinatrust Financial Holding Co., Ltd.[1]	165,157,759	129,605
Weingarten Realty Investors	2,634,750	126,099
Cathay Financial Holding Co., Ltd.[1]	60,000,344	121,480
Brandywine Realty Trust	3,690,370	121,339
CapitaCommercial Trust Management Ltd.[1]	65,488,100	120,518
Banco Bilbao Vizcaya Argentaria, SA1	5,000,000	119,195
Siam Commercial Bank PCL[1]	62,273,100	118,859
ABN AMRO Holding NV1	2,350,000	114,695
Marsh & McLennan Companies, Inc.	3,600,000	114,336
ProLogis, shares of beneficial interest	1,750,000	113,400
United Overseas Bank Ltd.[1]	7,108,000	99,287
Ascendas Real Estate Investment Trust[1]	56,718,600	96,500
Bank of New York Co., Inc.	2,040,000	82,579
Hongkong Land Holdings Ltd.[1]	17,107,600	79,605
Kimco Realty Corp.	1,500,000	72,105
AMB Property Corp.	1,175,000	71,569
KBC Groupe SA1	525,000	69,361
KeyCorp	1,860,000	66,365
Macquarie International Infrastructure Fund Ltd.[1,2]	83,170,000	64,407
Link REIT[1]	27,883,000	63,059
VastNed Retail NV1	632,606	61,636
Admiral Group PLC[1]	2,900,000	61,392
United Bankshares, Inc.	1,775,000	59,462
Bank of the Philippine Islands[1]	43,197,720	58,282
Travelers Companies, Inc.	1,075,000	58,157
Hospitality Properties Trust	1,230,000	56,002
FirstMerit Corp.	2,444,493	51,041
XL Capital Ltd., Class A	642,800	50,126
Fortune Real Estate Investment Trust[1,2]	52,408,500	39,465
Lincoln National Corp.	541,500	38,528
GuangZhou R&F Properties Co., Ltd., Class H1	15,000,000	35,999
Arthur J. Gallagher & Co.	1,250,000	34,950
Mapletree Logistics Trust[1]	30,730,000	26,977
CitySpring Infrastructure Trust[1,2,3]	29,250,000	26,401
Shanghai Forte Land Co., Ltd., Class H1	57,180,000	26,014
Allco Commercial REIT[1,2]	32,100,000	25,595
Suntec Real Estate Investment Trust[1]	16,461,000	21,975
Mercury General Corp.	400,000	21,660
TICON Industrial Connection PCL[1,2]	41,951,000	20,246
Cambridge Industrial Trust[1,2]	33,330,000	18,758
Eurobank Properties REIT[1]	780,000	18,083
Public Financial Holdings Ltd.[1]	23,185,000	17,548
Prosperity REIT[1,2]	81,325,000	17,334
		18,635,047

UTILITIES — 10.18%
E.ON AG1	11,574,000	1,743,620
Veolia Environnement[1]	12,546,100	1,036,738
Exelon Corp.	13,485,000	1,016,904
RWE AG1	7,930,000	839,102
Dominion Resources, Inc.	5,844,490	533,017
Electricité de France SA1	5,381,000	466,768
Gas Natural SDG, SA1	9,120,000	458,612
FirstEnergy Corp.	5,010,500	342,919
Southern Co.	8,020,000	303,076
PPL Corp.	5,840,000	254,682
National Grid PLC[1]	14,677,346	230,583
Ameren Corp.	4,139,120	217,594
SUEZ SA1	3,740,000	212,596
Public Service Enterprise Group Inc.	2,386,300	206,296
Hongkong Electric Holdings Ltd.[1]	35,750,000	179,368
Edison International	3,000,000	157,050
Northeast Utilities	4,645,000	149,430
DTE Energy Co.	2,750,000	139,122
Tokyo Gas Co., Ltd.[1]	27,360,000	137,114
Xcel Energy Inc.	5,516,000	132,880
SP AusNet[1,2]	107,253,698	131,151
FPL Group, Inc.	2,000,000	128,740
Energy East Corp.	3,880,000	93,974
Equitable Resources, Inc.	1,780,000	92,578
Entergy Corp.	752,500	85,138
Cheung Kong Infrastructure Holdings Ltd.[1]	21,196,000	75,832
Scottish and Southern Energy PLC[1]	2,400,000	71,701
Progress Energy, Inc.	1,200,000	60,660
KeySpan Corp.	1,390,000	57,560
NiSource Inc.	2,289,307	56,294
Duke Energy Corp.	2,677,640	54,945
Consolidated Edison, Inc.	900,000	46,134
Pinnacle West Capital Corp.	738,200	35,648
American Electric Power Co., Inc.	684,600	34,381
United Utilities PLC[1]	1,666,666	24,857
Hong Kong and China Gas Co. Ltd.[1]	7,800,000	18,557
		9,825,621

TELECOMMUNICATION SERVICES — 8.72%
AT&T Inc.	62,810,927	2,432,039
Koninklijke KPN NV1	69,556,900	1,179,249
Verizon Communications Inc.	22,675,500	865,751
France Télécom SA1	22,288,000	653,352
Telefónica, SA1	24,615,000	549,524
Embarq Corp.	7,472,327	448,638
Chunghwa Telecom Co., Ltd. (ADR)	11,521,512	229,278
Chunghwa Telecom Co., Ltd.[1]	79,914,960	150,753
Telenor ASA[1]	17,740,000	332,788
Telekomunikacja Polska SA1	37,629,800	300,600
TeliaSonera AB1	24,898,500	202,466
Vodafone Group PLC[1]	68,350,000	195,138
Singapore Telecommunications Ltd.[1]	74,337,500	160,928
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	138,725,000	159,813
Telecom Corp. of New Zealand Ltd.[1]	42,698,465	152,059
Belgacom SA1	2,030,800	89,539
BT Group PLC[1]	10,000,000	63,153
Telecom Italia SpA, nonvoting[1]	25,802,300	63,111
Advanced Info Service PCL[1]	27,980,000	60,550
Philippine Long Distance Telephone Co.[1]	1,053,250	55,949
Far EasTone Telecommunications Co., Ltd.[1]	32,178,000	36,179
SK Telecom Co., Ltd. (ADR)	1,400,000	34,762
		8,415,619

INDUSTRIALS — 5.33%
General Electric Co.	27,825,000	1,025,629
Macquarie Infrastructure Group[1,2]	142,568,021	447,485
Siemens AG1	3,525,000	426,038
Macquarie Airports[1,2]	107,363,105	353,619
Volvo AB, Class B1	14,542,000	283,484
Volvo AB, Class B redemption share[1,3]	2,908,400	10,858
Brisa Auto-Estradas de Portugal SA1	21,571,000	285,583
Emerson Electric Co.	4,945,000	232,366
Singapore Technologies Engineering Ltd.[1]	91,974,000	216,199
Sandvik AB1	10,895,000	209,441
Abertis Infraestructuras SA, Class A1	5,262,100	168,258
Koninklijke BAM Groep NV1	6,100,695	161,709
Leighton Holdings Ltd.[1]	5,347,000	154,201
Uponor Oyj[1]	3,480,000	144,055
Geberit AG1	77,000	136,427
ComfortDelGro Corp. Ltd.[1]	67,824,451	101,238
Waste Management, Inc.	2,600,000	97,266
GS Engineering & Construction Corp.[1]	919,267	91,221
Transport International Holdings Ltd.[1]	16,147,600	90,375
SMRT Corp. Ltd.[1]	73,763,000	90,074
Singapore Post Private Ltd.[1]	95,685,000	74,997
Daewoo Shipbuilding & Marine Engineering Co., Ltd.[1]	1,825,000	73,768
Qantas Airways Ltd.[1]	15,052,744	66,466
Spirax-Sarco Engineering PLC[1]	3,190,391	64,748
Seco Tools AB, Class B1	2,010,400	41,803
Stork NV1	716,331	37,664
Fong’s Industries Co. Ltd.[1,2]	36,590,000	28,211
Hong Kong Aircraft Engineering Co. Ltd.[1]	1,232,400	18,863
Macquarie Infrastructure Company Trust	339,100	14,439
		5,146,485

CONSUMER STAPLES — 4.94%
Altria Group, Inc.	13,925,500	959,745
Diageo PLC[1]	23,565,000	496,483
UST Inc.[2]	8,178,000	463,529
Nestlé SA1	1,150,000	454,669
H.J. Heinz Co.	8,460,000	398,551
Reynolds American Inc.	5,380,000	345,719
Kraft Foods Inc., Class A	9,636,780	322,543
Foster’s Group Ltd.[1]	47,820,985	252,404
Kellogg Co.	4,255,000	225,132
Imperial Tobacco Group PLC[1]	4,390,000	190,212
SABMiller PLC[1]	5,950,000	140,816
Coca-Cola Co.	2,625,000	136,999
ConAgra Foods, Inc.	4,750,000	116,755
Unilever NV1	3,280,800	100,161
Sara Lee Corp.	4,200,000	68,922
Unilever PLC[1]	2,025,000	63,384
Lion Nathan Ltd.[1]	4,431,066	33,563
		4,769,587

ENERGY — 4.76%
Royal Dutch Shell PLC, Class A (ADR)	6,828,000	473,522
Royal Dutch Shell PLC, Class B1	6,997,187	247,961
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	131,961
Royal Dutch Shell PLC, Class A1	3,055,000	106,942
Chevron Corp.	10,312,000	802,171
Husky Energy Inc.	8,065,000	615,935
ConocoPhillips	6,969,000	483,300
ENI SpA[1]	12,675,000	420,937
Norsk Hydro ASA[1]	11,470,000	397,332
SBM Offshore NV1,2	8,335,188	297,808
Repsol YPF, SA1	6,856,000	225,745
Marathon Oil Corp.	1,250,000	126,938
TOTAL SA1	694,000	51,276
TOTAL SA (ADR)	600,000	44,214
PTT Exploration and Production PCL[1]	33,525,000	90,304
Enbridge Inc.	2,523,468	83,326
		4,599,672

CONSUMER DISCRETIONARY — 4.46%
Renault SA1	3,756,000	487,727
Greek Organization of Football Prognostics SA1	10,207,040	387,173
Esprit Holdings Ltd.[1]	28,697,900	347,392
Genuine Parts Co.	6,682,064	330,161
DaimlerChrysler AG1	2,751,000	224,267
Idearc Inc.	6,448,914	224,100
YUM! Brands, Inc.	3,379,500	209,056
Kingfisher PLC[1]	37,845,000	204,545
McDonald’s Corp.	4,175,000	201,569
Mediaset SpA[1]	15,734,534	177,930
DSG International PLC[1]	54,809,561	175,969
Macquarie Communications Infrastructure Group[1,2]	25,667,933	140,469
Macquarie Communications Infrastructure Group[1,2,3,4]	3,048,132	16,151
Macquarie Communications Infrastructure Group, conditional offering shares[1,2,3,4]	1,283,935	6,803
William Hill PLC[1]	13,037,970	155,123
Vivendi SA1	3,540,000	146,091
Shangri-La Asia Ltd.[1]	49,864,000	121,913
Schibsted ASA[1]	1,907,400	87,613
Greene King PLC[1]	3,927,110	83,887
Ruby Tuesday, Inc.[2]	2,860,000	76,534
Intercontinental Hotels Group PLC[1]	2,874,292	69,520
SanomaWSOY Oyj, Class B1	2,250,000	66,656
Samson Holding Ltd.[1]	109,290,000	55,140
British Sky Broadcasting Group PLC[1]	4,665,000	53,529
Ekornes ASA[1]	1,830,425	46,095
ServiceMaster Co.	2,851,500	43,885
Hyundai Motor Co., nonvoting preferred, Series 2[1]	1,130,000	36,773
Ladbrokes PLC[1]	4,200,000	34,113
Fisher & Paykel Appliances Holdings Ltd.[1]	10,600,000	27,679
Kesa Electricals PLC[1]	4,100,000	27,481
Gestevisión Telecinco SA1,3	650,000	19,637
KangwonLand Inc.[1]	875,000	18,089
		4,303,070

MATERIALS — 4.25%
Bayer AG1	7,912,000	541,813
China Steel Corp.[1]	442,281,115	499,745
Arcelor Mittal, Class A1	7,730,000	413,123
POSCO[1]	825,000	346,581
Koninklijke DSM NV1	4,660,000	222,062
BlueScope Steel Ltd.[1]	22,025,000	218,731
Fletcher Building Ltd.[1]	21,176,596	178,649
Ambuja Cements Ltd.[1]	61,460,544	176,224
Weyerhaeuser Co.	1,965,900	155,739
Taiwan Cement Corp.[1]	157,151,570	139,625
Norske Skogindustrier ASA[1]	8,239,285	125,758
Packaging Corp. of America	5,000,000	123,800
Lyondell Chemical Co.	3,600,000	112,032
Stora Enso Oyj, Class R1	6,000,000	109,850
RPM International, Inc.	4,675,000	99,437
Dow Chemical Co.	2,119,800	94,564
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,673,000	91,998
Worthington Industries, Inc.	3,639,800	80,986
UPM-Kymmene Corp.[1]	3,100,000	76,652
PaperlinX Ltd.[1,2]	22,547,000	72,633
Compass Minerals International, Inc.	1,550,000	53,227
AngloGold Ashanti Ltd.[1]	987,000	44,303
Boral Ltd.[1]	6,013,024	41,922
Taiwan Fertilizer Co., Ltd.[1]	19,329,000	35,182
Temple-Inland Inc.	472,860	28,012
Hung Hing Printing Group Ltd.[1]	29,024,000	16,308
		4,098,956

HEALTH CARE — 2.99%
Merck & Co., Inc.	16,819,600	865,200
Bristol-Myers Squibb Co.	19,950,000	575,757
Abbott Laboratories	9,048,700	512,337
Pfizer Inc	18,800,000	497,448
Sonic Healthcare Ltd.[1]	9,355,075	110,622
Orion Oyj, Class B1	3,928,194	93,403
Fisher & Paykel Healthcare Corp. Ltd.[1,2]	33,211,000	91,612
AstraZeneca PLC (ADR)	1,633,900	88,737
Baxter International Inc.	560,440	31,738
Oriola-KD Oyj, Class B1	4,205,677	19,883
		2,886,737

INFORMATION TECHNOLOGY — 0.89%
Microsoft Corp.	15,185,000	454,639
Delta Electronics, Inc.[1]	52,339,000	163,487
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,209,504	118,148
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	15,709,649	32,076
Quanta Computer Inc.[1]	27,873,428	39,966
Rotork PLC[1]	2,152,000	35,972
Oakton Ltd.[1,2]	4,617,960	20,200
		864,488

MISCELLANEOUS — 4.61%
Other common stocks in initial period of acquisition		4,452,780

Total common stocks (cost: $47,964,347,000)		67,998,062

Preferred stocks — 0.44%	Shares	Market value (000)

FINANCIALS — 0.42%
Banco Santander Central Hispano, SA 6.50%[4]	4,416,000	$110,400
Banco Santander Central Hispano, SA 6.80%[4]	70,000	1,785
Sumitomo Mitsui Banking Corp. 6.078% [4,5]	65,000,000	65,497
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[5]	45,829,000	46,929
Freddie Mac 5.57%	1,760,000	44,145
Fannie Mae, Series E, 5.10%	550,000	25,443
Fannie Mae, Series L, 5.125%	273,350	13,091
Bank of America Corp., Series E, 0% depositary shares	1,000,000	25,406
Public Storage, Inc., Series F, 6.45%	1,000,000	24,290
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	14,520,000	14,112
iStar Financial, Inc., Series F, 7.80% cumulative redeemable[2]	400,000	10,136
BNP Paribas 5.186% noncumulative[4]	9,590,000	9,256
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[4,5]	523,000	529
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[4,5]	7,500,000	7,674
		398,693

INDUSTRIALS — 0.00%
General Electric Co. 4.50% PINES 2035	1,905,000	1,804

MISCELLANEOUS — 0.02%
Other preferred stocks in initial period of acquisition		20,150

Total preferred stocks (cost: $415,049,000)		420,647

	Shares or principal amount
Convertible securities — 0.46%

CONSUMER DISCRETIONARY — 0.18%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	4,383,600	156,933
General Motors Corp., Series B, 5.25% convertible debentures 2032	$17,500,000	14,672
		171,605

UTILITIES — 0.11%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	101,535

FINANCIALS — 0.10%
Fannie Mae 5.375% convertible preferred	965	97,585

HEALTH CARE — 0.07%
Schering-Plough Corp. 6.00% convertible preferred 2007	1,000,000	72,130

Total convertible securities (cost: $380,878,000)		442,855

	Principal amount (000)
Bonds & notes — 18.42%

MORTGAGE-BACKED OBLIGATIONS[6]— 7.13%
Fannie Mae 4.89% 2012	$25,000	24,715
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	20,000	20,353
Fannie Mae 4.00% 2015	55,426	53,601
Fannie Mae 11.00% 2015	595	667
Fannie Mae 7.00% 2016	93	95
Fannie Mae 11.00% 2016	235	265
Fannie Mae 5.00% 2017	199	197
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	14,912	15,153
Fannie Mae 4.50% 2018	23,510	22,844
Fannie Mae 5.00% 2018	33,285	32,919
Fannie Mae 5.00% 2018	2,121	2,096
Fannie Mae 11.00% 2018	581	661
Fannie Mae 4.50% 2019	33,320	32,334
Fannie Mae 4.50% 2019	29,092	28,232
Fannie Mae 4.50% 2019	23,186	22,500
Fannie Mae 4.50% 2019	19,755	19,158
Fannie Mae 5.50% 2019	27,226	27,352
Fannie Mae 4.50% 2020	2,030	1,970
Fannie Mae 5.00% 2020	61,549	60,833
Fannie Mae 5.00% 2020	21,979	21,685
Fannie Mae 5.00% 2020	11,689	11,533
Fannie Mae 5.50% 2020	22,181	22,277
Fannie Mae 11.00% 2020	212	232
Fannie Mae 5.00% 2021	21,883	21,591
Fannie Mae 5.50% 2021	36,610	36,710
Fannie Mae 6.00% 2021	10,279	10,448
Fannie Mae 6.00% 2021	8,068	8,201
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	59,121	57,736
Fannie Mae 10.50% 2022	415	460
Fannie Mae 6.00% 2024	41,120	41,578
Fannie Mae 6.00% 2026	97,125	98,206
Fannie Mae 6.00% 2027	247,262	250,014
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	390	405
Fannie Mae 7.50% 2029	87	90
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	3,575	3,692
Fannie Mae 7.50% 2031	263	274
Fannie Mae 7.50% 2031	53	55
Fannie Mae 5.00% 2033	18,063	17,491
Fannie Mae 5.50% 2033	11,415	11,321
Fannie Mae 5.50% 2033	4,160	4,126
Fannie Mae 5.50% 2034	20,340	20,140
Fannie Mae 5.50% 2034	19,831	19,643
Fannie Mae 5.50% 2034	10,429	10,330
Fannie Mae 5.00% 2035	5,554	5,371
Fannie Mae 5.50% 2035	48,179	47,707
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	15,000	15,062
Fannie Mae 5.50% 2035	13,120	12,992
Fannie Mae 6.50% 2035	24,523	25,320
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	14,732	10,608
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	10,915	8,213
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,687	2,049
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,234	1,673
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	30,530	30,357
Fannie Mae, Series 2006-65, Class PF, 5.60% 2036[5]	16,306	16,369
Fannie Mae, Series 2006-90, Class FE, 5.77% 2036[5]	19,855	20,020
Fannie Mae, Series 2006-96, Class FD, 5.82% 2036[5]	1,611	1,623
Fannie Mae 6.00% 2036	87,021	87,693
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	80,624	81,911
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	70,933	72,067
Fannie Mae 6.00% 2036	61,035	61,507
Fannie Mae 6.00% 2036	55,676	56,124
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	53,876	55,244
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	47,745	48,683
Fannie Mae 6.00% 2036	33,921	34,183
Fannie Mae 6.00% 2036	25,472	25,669
Fannie Mae 6.00% 2036	23,675	23,858
Fannie Mae 6.00% 2036	19,535	19,686
Fannie Mae 6.00% 2036	5,394	5,438
Fannie Mae 7.50% 2036	3,877	4,003
Fannie Mae 5.00% 3037	12,850	12,415
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	86,339	84,974
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	65,000	64,929
Fannie Mae 5.50% 2037	48,304	47,777
Fannie Mae 5.50% 2037	27,465	27,166
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	19,935	19,836
Fannie Mae 5.50% 2037	4,579	4,529
Fannie Mae 5.50% 2037	1,493	1,476
Fannie Mae 6.00% 2037	27,335	27,540
Fannie Mae 6.00% 2037	26,063	26,264
Fannie Mae 6.00% 2037	24,047	24,282
Fannie Mae 6.00% 2037	21,346	21,431
Fannie Mae 6.00% 2037	15,681	15,834
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	9,946	10,128
Fannie Mae 6.00% 2037	4,999	5,020
Fannie Mae 6.50% 2037	83,945	85,163
Fannie Mae 6.50% 2037	20,000	20,290
Fannie Mae 7.00% 2037	42,381	43,493
Fannie Mae 7.00% 2037	16,850	17,292
Fannie Mae 7.50% 2037	17,858	18,440
Fannie Mae 7.50% 2037	10,867	11,280
Fannie Mae 7.50% 2037	6,733	6,933
Fannie Mae 7.50% 2037	6,591	6,791
Fannie Mae 7.50% 2037	3,995	4,116
Fannie Mae 7.50% 2037	1,589	1,636
Fannie Mae 7.50% 2037	1,213	1,250
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	479	492
Freddie Mac 4.00% 2015	65,075	61,966
Freddie Mac 6.00% 2017	474	483
Freddie Mac 4.50% 2018	5,851	5,682
Freddie Mac 5.00% 2018	11,490	11,363
Freddie Mac 5.50% 2019	12,766	12,823
Freddie Mac 5.00% 2022	117,517	115,819
Freddie Mac, Series 1617, Class PM, 6.50% 2023	5,000	5,157
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	6,300	4,912
Freddie Mac 6.00% 2026	38,243	38,686
Freddie Mac 6.00% 2026	10,512	10,634
Freddie Mac 5.50% 2027	61,001	60,643
Freddie Mac 6.00% 2027	29,673	30,017
Freddie Mac, Series 2153, Class GG, 6.00% 2029	9,507	9,696
Freddie Mac, Series 2122, Class QM, 6.25% 2029	18,658	18,962
Freddie Mac 6.50% 2032	4,825	4,984
Freddie Mac 7.50% 2032	2,237	2,325
Freddie Mac 4.50% 2035	125,929	118,629
Freddie Mac, Series 3061, Class PN, 5.50% 2035	26,637	26,894
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	25,901	19,419
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	15,747	11,965
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,309	4,889
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	6,166	4,847
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,309	4,839
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	3,651	2,758
Freddie Mac 5.00% 2036	117,890	113,952
Freddie Mac, Series 3156, Class NG, 6.00% 2036	64,594	66,342
Freddie Mac 7.00% 2036	11,520	11,835
Freddie Mac 5.50% 2037	70,411	69,633
Freddie Mac, Series 3286, Class JN, 5.50% 2037	39,912	39,728
Freddie Mac 5.50% 2037	29,933	29,602
Freddie Mac, Series 3271, Class OA, 6.00% 2037	40,225	41,346
Freddie Mac 6.27% 2037[5]	19,546	19,812
Freddie Mac 6.416% 2037[5]	47,543	48,065
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	15,511	15,063
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,955	1,964
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	837	840
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,122	1,138
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,831	2,903
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.605% 2034[5]	8,272	8,192
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.64% 2034[5]	7,679	7,597
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.676% 2034[5]	18,719	18,814
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	6,873	6,885
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,790	2,914
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	48,000	49,600
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[4]	1,435	1,535
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	75,255	53,945
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	4,278	4,204
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1-A, 5.837% 2036	83,000	82,940
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	42,112	42,304
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	52,357	51,089
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	10,697
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	7,544	7,417
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[5]	18,000	18,276
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	37,500	37,327
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,550	6,673
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	7,086	6,903
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020	6,697	6,736
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	63,971	63,996
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	32,143	32,071
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	26,985	26,799
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	14,119	14,107
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	6,960	6,960
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	2,567	2,569
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	4,781	4,744
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	32,541	32,586
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	21,395	21,630
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,326	2,330
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 6.014% 2035[5]	30,836	30,741
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	14,409	14,402
Countrywide Alternative Loan Trust, Series 2006-31CB, Class A-3, 6.00% 2036	82,664	83,218
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	21,195	21,263
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	19,947	20,055
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	26,627	26,107
Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.00% 2019	27,419	26,859
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	11,887	11,649
Residential Accredit Loans, Inc., Series 2005-QS3, Class II-A-1, 5.00% 2020	35,148	34,443
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	49,716	49,474
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,447	1,414
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	138	139
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	13,459	13,345
Residential Accredit Loans, Inc., Series 2005-QS12, Class A-7, 5.50% 2035	11,393	11,408
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	2,000	1,952
Residential Accredit Loans, Inc., Series 2006-QS10, Class I-A, 6.00% 2035	15,424	15,525
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	5,467	5,488
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.251% 2036[5]	4,669	4,725
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	44,923	43,226
Wells Fargo Mortgage-backed Securities Trust, Series 2003-10, Class A-1, 4.50% 2018	9,918	9,543
Wells Fargo Mortgage Backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	3,989	3,842
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	8,550	8,302
Wells Fargo Mortgage-backed Securities Trust, Series 2003-6, Class I-A-1, 5.00% 2018	10,924	10,712
Wells Fargo Mortgage-backed Securities Trust, Series 2003-1, Class I-A-5, 5.25% 2018	17,644	17,428
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	24,161	23,898
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.109% 2035[5]	10,000	9,755
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.674% 2036[5]	33,507	33,479
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 7.10% 2035[4,5]	2,000	2,099
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	10,000	9,759
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	15,000	14,923
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	16,120	15,734
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	34,520	34,056
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	26,398
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.472% 2043[5]	7,200	7,191
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	36,700	36,210
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	39,058	38,899
MASTR Alternative Loan Trust, Series 2004-4, Class 9-A-1, 5.50% 2019	9,394	9,353
MASTR Alternative Loan Trust, Series 2004-13, Class 2-A-1, 5.50% 2020	24,964	24,858
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	863	863
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,865	1,868
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	8,434	8,348
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	4,477	4,399
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	8,975	9,021
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	8,896	9,041
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.005% 2035[5]	11,478	11,537
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.917% 2036[5]	14,444	14,514
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.95% 2036[5]	12,993	13,056
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[5]	57,610	58,038
Washington Mutual Mortgage, WMALT Series 2005-4, Class 3-CB, 5.50% 2020	21,620	21,531
Washington Mutual Mortgage, WMALT Series 2005-1, Class 4-A, 5.50% 2020	16,694	16,623
Washington Mutual Mortgage, WMALT Series 2005-2, Class 3-A, 5.50% 2020	12,583	12,530
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.58% 2035[5]	27,681	27,667
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	12,859	12,902
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,322	1,346
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-2, 5.676% 2035	4,121	4,129
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	21,770	22,202
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041	414	414
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-2, 4.176% 2041	9,117	8,916
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	28,622	28,384
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 2045[5]	21,700	21,593
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.902% 2045[5]	4,955	5,083
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	20,834	20,416
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-MS5, Class I-A-1, 5.00% 2018	17,184	16,838
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	2,305	2,259
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	9,615	9,681
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[5]	4,390	4,344
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	3,973	3,957
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.333% 2033[5]	3,437	3,397
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.556% 2034[5]	4,596	4,559
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[5]	21,333	21,413
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.686% 2034[5]	18,663	18,338
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	6,046	6,058
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	22,962	23,146
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.041% 2036[5]	33,241	33,514
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.97% 2033[5]	4,521	4,453
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.373% 2034[5]	6,363	6,270
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.97% 2034[5]	9,081	8,970
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.11% 2034[5]	10,465	10,386
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	50,000	48,769
CHL Mortgage Pass-Through Trust, Series 2003-J10, Class 2-A-1, 5.00% 2018	7,118	6,975
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.825% 2033[5]	7,989	7,921
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.048% 2034[5]	6,224	6,035
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.719% 2034[5]	4,294	4,244
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.113% 2034[5]	3,764	3,776
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035	12,769	12,701
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.649% 2035[5]	36,796	36,918
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031	400	400
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	48,125	47,192
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	27,210	26,666
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[4]	32,500	32,610
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[4]	34,000	34,204
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030	15,595	15,784
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	7,417	7,502
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	25,000	25,984
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	15,648	15,306
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	40,928	40,466
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.518% 2044[5]	6,000	6,042
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[5]	17,000	17,154
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.821% 2035[5]	18,838	18,901
Bear Stearns ALT-A Trust, Series 2006-6, Class II-A-1, 5.942% 2036[5]	44,038	44,309
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	11,840	11,849
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	32,037	32,065
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	17,147	17,353
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	26,000	25,594
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[4]	13,620	13,553
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	20,000	20,016
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[4]	22,000	22,122
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[4]	17,320	17,593
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	16,500	16,556
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[4]	2,000	2,018
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	54,531	55,312
American Tower Trust, Series 2007-1A, Class A-FX, 5.42% 2037[4]	27,000	27,000
American Tower Trust, Series 2007-1A, Class C, 5.615% 2037[4]	10,000	10,000
American Tower Trust, Series 2007-1A, Class D, 5.957% 2037[4]	14,000	14,000
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	13,087	12,848
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	33,567	33,609
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	3,566	3,593
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.862% 2036[5]	49,342	49,445
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	4,211	4,052
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	22,758	22,100
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.508% 2027[4,5]	1,685	1,682
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	14,274	13,448
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	6,881	6,802
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	5,259	5,317
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	23,228
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,693
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	21,867	21,381
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.176% 2035[5]	20,501	20,288
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	10,000	9,841
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	15,000	14,756
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,897
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-1, 5.50% 2018	17,389	17,283
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[5]	23,182	22,961
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	20,144	19,798
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.373% 2042[5]	19,500	19,546
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.167% 2036[5]	38,233	38,883
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	35,315	35,195
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	30,000	30,023
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	29,735
Prime Mortgage Trust, Series 2005-2, Class I-A-2, 5.00% 2020	28,215	27,654
Residential Asset Mortgage Products Trust, Series 2005-SL2, Class A-I, 6.00% 2017	11,203	11,208
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	9,000	8,561
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034	6,000	5,801
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	25,000	25,019
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[4]	7,750	8,213
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[4]	13,900	14,942
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	19,500	19,303
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	2,740	2,690
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	18,444	17,910
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	16,076	15,625
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	14,792	14,789
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	7,295	7,415
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,789	6,092
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	10,937	10,869
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[4]	10,000	10,568
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	9,765	9,921
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	9,712	9,782
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.933% 2035[5]	9,171	9,094
Banc of America Mortgage Securities, Inc., Series 2003-7, Class A-3, 5.00% 2018	3,239	3,174
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[5]	5,713	5,688
MASTR Asset Securitization Trust, Series 2004-6, Class 4-A-1, 5.00% 2019	8,607	8,435
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	7,533	7,359
Government National Mortgage Assn. 6.00% 2035	5,628	5,703
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,333
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[4]	5,019	5,108
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,792
Residential Funding Mortgage Securities I, Inc., Series 2003-S20, Class II-A-1, 4.75% 2018	2,790	2,705
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	1,277	1,279
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	1,337	1,338
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.439% 2034[4,5]	2,000	2,059
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 6.182% 2034[5]	892	894
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 2036[4]	160	160
		6,885,498

FINANCIALS — 2.94%
International Lease Finance Corp., Series P, 3.125% 2007	5,000	5,000
ASIF Global Financing XXIII 3.90% 2008[4]	13,605	13,361
International Lease Finance Corp. 4.35% 2008	28,500	28,182
International Lease Finance Corp. 4.50% 2008	5,000	4,952
AIG SunAmerica Global Financing VII 5.85% 2008[4]	5,000	5,031
International Lease Finance Corp. 6.375% 2009	15,000	15,345
American International Group, Inc. 4.70% 2010	5,000	4,951
International Lease Finance Corp. 5.00% 2010	6,560	6,549
International Lease Finance Corp., Series Q, 5.45% 2011	20,000	20,263
American General Finance Corp., Series J, 5.64% 2011[5]	3,000	3,017
International Lease Finance Corp. 5.00% 2012	10,000	9,935
International Lease Finance Corp., Series R, 5.40% 2012	4,000	4,064
American General Finance Corp., Series J, 5.75% 2016	2,000	2,038
ILFC E-Capital Trust I 5.90% 2065[4,5]	3,000	3,035
ILFC E-Capital Trust II 6.25% 2065[4,5]	15,000	15,396
American General Capital I 6.00% 2067[4,5]	7,000	6,946
American International Group, Inc., Series A-1, 6.25% 2087[5]	13,055	13,038
Washington Mutual Bank, FA 6.875% 2011	20,000	21,056
Washington Mutual Bank 5.78% 2013[5]	10,000	10,011
Washington Mutual, Inc. 5.95% 2013	18,250	18,622
Washington Mutual, Inc. 4.625% 2014	1,055	987
Washington Mutual Bank, FA 5.65% 2014	5,695	5,697
Washington Mutual Bank 5.125% 2015	25,035	24,149
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[4,5]	24,700	24,474
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[4,5]	51,500	51,426
Residential Capital Corp. 6.66% 2008[5]	13,750	13,785
Residential Capital Corp. 6.375% 2010	28,990	29,088
Residential Capital Corp. 6.00% 2011	2,000	1,979
General Motors Acceptance Corp. 6.875% 2011	17,000	17,073
General Motors Acceptance Corp. 7.25% 2011	30,000	30,526
General Motors Acceptance Corp. 7.00% 2012	5,000	5,041
Residential Capital Corp. 6.50% 2013	5,000	5,003
Residential Capital Corp. 6.875% 2015	10,000	10,142
CIT Group Inc. 3.65% 2007	11,000	10,894
CIT Group Inc. 3.375% 2009	5,000	4,844
CIT Group Inc. 6.875% 2009	16,000	16,598
CIT Group Inc. 4.25% 2010	10,000	9,788
CIT Group Inc. 5.20% 2010	20,000	19,889
CIT Group Inc. 5.60% 2011	15,000	15,136
CIT Group Inc. 6.10% 2067[5]	21,000	20,267
J.P. Morgan Chase & Co. 3.50% 2009	10,000	9,725
J.P. Morgan Chase & Co. 6.75% 2011	13,000	13,685
J.P. Morgan Chase & Co. 4.891% 2015[5]	35,000	34,744
JPMorgan Chase Capital XX, Series T, 6.55% 2066	25,000	25,629
American Express Credit Corp. 3.00% 2008	10,000	9,772
American Express Co. 4.75% 2009	15,000	14,939
American Express Credit Corp., Series B, 5.00% 2010	9,000	9,009
American Express Co. 6.80% 2066[5]	44,000	47,082
PNC Funding Corp. 4.20% 2008	10,000	9,897
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	9,300	9,301
PNC Funding Corp., Series I, 6.517% (undated)[4,5]	58,200	60,255
BBVA International SA Unipersonal 5.919% (undated)[4,5]	80,000	79,133
MBNA Corp. 5.625% 2007	10,000	10,019
BankBoston NA 7.00% 2007	7,500	7,534
Bank of America Corp. 5.35% 2008[5]	21,050	21,058
MBNA America Bank, National Assn. 5.375% 2008	7,500	7,497
BankAmerica Corp. 5.875% 2009	7,500	7,609
Bank of America Corp. 4.25% 2010	18,000	17,612
BankAmerica Corp. 7.125% 2011	1,750	1,883
Bank of America Corp. 4.875% 2012	2,000	1,979
Simon Property Group, LP 6.375% 2007	5,000	5,023
Simon Property Group, LP 5.375% 2008	2,000	1,998
Simon Property Group, LP 3.75% 2009	3,000	2,932
Simon Property Group, LP 4.875% 2010	5,000	4,967
Simon Property Group, LP 4.875% 2010	2,500	2,480
Simon Property Group, LP 5.375% 2011	2,000	2,015
Simon Property Group, LP 5.60% 2011	14,750	15,001
Simon Property Group, LP 5.00% 2012	20,000	19,851
Simon Property Group, LP 5.75% 2012	15,650	16,028
SLM Corp., Series A, 3.625% 2008	10,000	9,812
SLM Corp., Series A, 3.28% 2009[5]	10,000	9,250
SLM Corp., Series A, 4.00% 2009	10,000	9,725
SLM Corp., Series A, 4.50% 2010	21,000	20,044
SLM Corp., Series A, 5.40% 2011	20,000	19,206
CNA Financial Corp. 6.60% 2008	4,000	4,076
CNA Financial Corp. 6.00% 2011	20,000	20,470
CNA Financial Corp. 5.85% 2014	40,000	40,255
Monumental Global Funding Trust II, Series 2003-F, 3.45% 2007[4]	10,000	9,894
Monumental Global Funding II, Series 2004-E, 5.44% 2007[4,5]	2,000	2,000
Monumental Global Funding II, Series 2006-A, 5.41% 2009[4,5]	2,000	2,004
Monumental Global Funding III 5.25% 2014[4]	24,000	24,199
Monumental Global Funding III 5.556% 2014[4,5]	26,480	26,480
Developers Diversified Realty Corp. 3.875% 2009	15,000	14,636
Developers Diversified Realty Corp. 4.625% 2010	19,750	19,399
Developers Diversified Realty Corp. 5.00% 2010	22,500	22,362
Developers Diversified Realty Corp. 5.375% 2012	5,000	5,006
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]	38,500	37,558
Westfield Group 5.40% 2012[4]	5,000	5,039
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	14,900	14,635
Household Finance Corp. 4.125% 2008	6,000	5,902
Household Finance Corp. 6.40% 2008	50,000	50,608
Merrill Lynch & Co., Inc., Series C, 5.428% 2009[5]	7,500	7,502
Merrill Lynch & Co., Inc. 5.70% 2017	21,000	21,071
Merrill Lynch & Co., Inc. 6.11% 2037	27,500	27,413
Liberty Mutual Group Inc. 5.75% 2014[4]	20,000	20,011
Liberty Mutual Group Inc. 6.50% 2035[4]	12,000	11,544
Liberty Mutual Group Inc. 7.50% 2036[4]	21,750	23,655
Plum Creek Timberlands, LP 5.875% 2015	53,000	52,474
XL Capital Ltd. 5.25% 2014	13,000	12,785
XL Capital Ltd. 6.375% 2024	1,500	1,553
Mangrove Bay Pass Through Trust 6.102% 2033[4,5]	33,020	32,541
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[4,5]	5,000	5,016
Hartford Financial Services Group, Inc. 5.55% 2008	11,585	11,630
Hartford Financial Services Group, Inc. 5.25% 2011	6,250	6,283
Hartford Life Insurance Co. 5.456% 2012[5]	5,000	5,005
Glen Meadow Pass Through Trust 6.505% 2067[4,5]	27,500	28,125
Lincoln National Corp. 5.25% 2007	6,145	6,142
Lincoln National Corp. 7.00% 2066[5]	42,075	44,510
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	19,500	19,493
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	29,786
iStar Financial, Inc., Series B, 4.875% 2009[2]	2,000	1,986
iStar Financial, Inc. 5.375% 2010[2]	25,675	25,673
iStar Financial, Inc., Series B, 5.125% 2011[2]	10,000	9,924
iStar Financial, Inc. 5.80% 2011[2]	7,600	7,677
UniCredito Italiano SpA 5.584% 2017[4,5]	30,900	31,357
HVB Funding Trust I 8.741% 2031[4]	1,800	2,304
UniCredito Italiano Capital Trust II 9.20% (undated)[4,5]	10,000	11,238
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[4]	6,000	5,871
Prudential Funding, LLC, Series B, 6.60% 2008[4]	12,412	12,516
Prudential Financial, Inc., Series D, 5.10% 2011	4,000	4,001
Prudential Financial, Inc., Series D, 5.50% 2016	3,000	3,013
Prudential Holdings, LLC, Series C, 8.695% 2023[4,6]	15,000	18,913
ProLogis 5.25% 2010	32,000	32,199
ProLogis 5.50% 2012	5,000	5,061
ProLogis 5.50% 2013	5,300	5,369
Goldman Sachs Group, Inc. 5.54% 2012[5]	7,000	7,003
Goldman Sachs Group, Inc. 5.75% 2016	7,500	7,618
Goldman Sachs Group, Inc. 5.625% 2017	27,500	27,428
Capital One Financial Corp. 7.125% 2008	5,750	5,869
Capital One Financial Corp. 5.70% 2011	15,000	15,148
Capital One Financial Corp. 6.25% 2013	5,000	5,167
Capital One Bank 6.50% 2013	13,477	14,130
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	13,000	12,856
Wachovia Corp. 5.625% 2016	21,000	21,207
Brandywine Operating Partnership, LP 5.75% 2012	15,030	15,280
Brandywine Operating Partnership, LP 5.40% 2014	3,955	3,919
Brandywine Operating Partnership, LP 5.70% 2017	10,750	10,762
Ford Motor Credit Co. 7.20% 2007	5,000	5,001
Ford Motor Credit Co. 7.875% 2010	10,000	10,060
Ford Motor Credit Co. 7.375% 2011	15,000	14,848
Hospitality Properties Trust 7.00% 2008	5,500	5,571
Hospitality Properties Trust 6.75% 2013	18,925	19,956
Hospitality Properties Trust 5.125% 2015	3,000	2,893
Hospitality Properties Trust 6.30% 2016	1,150	1,195
HBOS PLC 5.375% (undated)[4,5]	27,605	27,440
Bank of Scotland 7.00% (undated)[4]	2,050	2,065
Fifth Third Capital Trust IV 6.50% 2067[5]	28,000	28,254
Citigroup Inc. 5.388% 2008[5]	7,350	7,355
Citigroup Inc. 4.125% 2010	11,000	10,765
Citigroup Inc. 4.625% 2010	10,000	9,900
ACE INA Holdings Inc. 5.875% 2014	7,500	7,685
ACE INA Holdings Inc. 5.70% 2017	3,825	3,855
ACE Capital Trust II 9.70% 2030	12,210	16,398
Realogy Corp. 7.15% 2011[4,5]	27,000	27,304
Standard Chartered PLC 6.409% (undated)[4,5]	27,200	27,128
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[4]	20,000	19,774
Metropolitan Life Global Funding I 2.60% 2008[4]	5,000	4,847
MetLife, Inc. 5.00% 2015	2,500	2,442
ERP Operating LP 4.75% 2009	6,360	6,291
ERP Operating LP 6.95% 2011	11,200	11,924
ERP Operating LP 6.625% 2012	8,000	8,526
Genworth Financial, Inc. 4.75% 2009	13,795	13,681
Genworth Global Funding Trust, Series 2005-A, 5.515% 2010[5]	5,000	5,013
Genworth Financial, Inc. 6.15% 2066[5]	6,665	6,606
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[4,5]	24,749	24,987
Resona Bank, Ltd. 5.85% (undated)[4,5]	25,000	24,922
Skandinaviska Enskilda Banken AB 4.958% (undated)[4,5]	13,825	13,205
Skandinaviska Enskilda Banken AB 5.471% (undated)[4,5]	11,917	11,594
Wells Fargo & Co. 4.125% 2008	15,000	14,836
Wells Fargo Bank, National Assn. 4.75% 2015	10,000	9,668
Financial Security Assurance Holdings Ltd. 6.40% 2066[4,5]	24,000	23,812
Zions Bancorporation 5.50% 2015	10,000	9,931
Zions Bancorporation 6.00% 2015	11,585	11,832
Lehman Brothers Holdings Inc., Series I, 5.46% 2009[5]	17,000	17,012
Lehman Brothers Holdings Inc., Series I, 5.25% 2012	4,500	4,505
BNP Paribas 5.125% 2015[4]	20,515	20,317
Santander Issuances, SA Unipersonal 5.71% 2016[4,5]	7,600	7,645
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	10,000	10,206
Abbey National PLC 6.70% (undated)[5]	2,412	2,447
Toyota Motor Credit Corp., Series B, 5.25% 2008	20,000	19,974
Lazard Group LLC 7.125% 2015	18,500	19,623
State Street Capital Trust IV 6.355% 2067[5]	18,750	18,866
Rouse Co. 3.625% 2009	5,000	4,841
Rouse Co. 7.20% 2012	9,446	9,911
Rouse Co. 5.375% 2013	4,000	3,791
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,904
Kimco Realty Corp. 6.00% 2012	4,062	4,215
Kimco Realty Corp., Series C, 5.783% 2016	5,450	5,557
Kimco Realty Corp. 5.70% 2017	2,000	2,010
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	15,000	14,864
Berkshire Hathaway Finance Corp. 4.75% 2012	15,000	14,825
ORIX Corp. 5.48% 2011	14,250	14,346
Principal Life Global Funding I 4.40% 2010[4]	10,000	9,772
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	4,000	4,034
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	11,200	11,067
Union Bank of California, NA 5.95% 2016	10,000	10,320
Royal Bank of Scotland Group PLC 5.00% 2014	5,500	5,390
National Westminster Bank PLC 7.75% (undated)[5]	4,768	4,810
Popular North America, Inc., Series E, 3.875% 2008	10,000	9,799
St. Paul Travelers Companies, Inc. 6.25% 2016	8,000	8,429
QBE Capital Funding II LP 6.797% (undated)[4]	7,500	7,579
Boston Properties LP 6.25% 2013	6,500	6,835
ING Security Life Institutional Funding 5.546% 2010[4,5]	4,000	4,010
ING Groep NV 5.775% (undated)[5]	2,125	2,121
Federal Realty Investment Trust 6.125% 2007	4,500	4,513
Federal Realty Investment Trust 8.75% 2009	1,000	1,087
BOI Capital Funding (No. 2) LP 5.571% (undated)[4,5]	5,370	5,295
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	5,000	5,009
New York Life Global Funding 4.625% 2010[4]	5,000	4,963
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	4,500	4,596
Den Danske Bank A/S 7.40% 2010[4,5]	3,950	3,960
Independence Community Bank 3.75% 2014[5]	4,000	3,888
Assurant, Inc. 5.625% 2014	3,000	3,013
Downey Financial Corp. 6.50% 2014	2,840	2,836
Ambac Financial Group, Inc. 6.15% 2087	1,480	1,423
North Front Pass Through Trust 5.81% 2024[4,5]	1,165	1,155
		2,836,150

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 2.36%
U.S. Treasury 6.125% 2007	146,000	146,456
U.S. Treasury 6.00% 2009	200,000	206,156
U.S. Treasury 6.50% 2010	61,000	64,093
U.S. Treasury 2.375% 2011[7]	153,761	155,865
U.S. Treasury 4.625% 2011	8,500	8,538
U.S. Treasury 10.375% 2012	40,000	41,144
U.S. Treasury 12.00% 2013	64,000	69,770
U.S. Treasury 11.75% 2014	95,000	111,195
U.S. Treasury 12.50% 2014	60,000	70,303
U.S. Treasury 13.25% 2014	90,000	105,089
U.S. Treasury 11.25% 2015	13,500	19,309
U.S. Treasury 9.25% 2016	50,000	66,554
U.S. Treasury Principal Strip 0% 2018	11,460	6,797
U.S. Treasury 6.50% 2026	34,250	41,164
U.S. Treasury 5.375% 2031	9,000	9,644
U.S. Treasury Principal Strip 0% 2037	50,000	12,206
Fannie Mae 5.25% 2007	40,000	40,012
Fannie Mae 6.34% 2007	20,000	20,107
Fannie Mae 7.125% 2010	140,000	149,367
Fannie Mae 7.25% 2010	50,000	53,067
Fannie Mae 6.00% 2011	65,000	67,776
Fannie Mae 5.25% 2012	100,000	101,243
Freddie Mac 4.875% 2008	75,000	74,855
Freddie Mac 5.75% 2009	75,000	76,175
Freddie Mac 6.625% 2009	95,000	98,814
Freddie Mac 7.00% 2010	70,000	74,094
Freddie Mac 5.875% 2011	100,000	103,363
Federal Home Loan Bank 3.375% 2007	63,295	62,803
Federal Home Loan Bank 5.27% 2008[5]	23,500	23,501
Federal Home Loan Bank 5.625% 2016	49,375	50,882
Federal Agricultural Mortgage Corp. 4.25% 2008	45,000	44,573
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	55,000	55,094
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	35,000	35,624
US AgBank 6.11% (undated)[4,5]	13,000	13,071
		2,278,704

ASSET-BACKED OBLIGATIONS[6]— 2.10%
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	196,010	199,871
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	15,743
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035	27,500	26,344
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035	5,790	5,702
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[5]	5,000	4,954
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[4]	2,065	2,039
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[4]	7,174	7,094
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[4]	9,930	9,760
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[4]	12,470	12,307
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[4]	12,000	11,877
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[4]	12,500	12,401
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[4]	20,000	20,024
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[4]	12,000	12,193
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[4]	15,000	14,943
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[4]	18,000	18,062
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	40,000	40,000
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	33,475	33,046
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	18,503	18,416
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	25,000	25,174
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[4]	8,297	8,259
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[4]	11,581	11,525
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	18,750	18,540
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	30,000	29,995
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	5,000	5,055
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	25,000	25,199
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	15,000	14,329
CWABS, Inc., Series 2006-24, Class 2-A-3, 5.47% 2037[5]	80,000	79,662
Citibank Credit Card Issuance Trust, Class 2004-A3, 5.425% 2011[5]	27,302	27,345
Citibank Credit Card Issuance Trust, Class 2004-A7, 5.45% 2013[5]	17,000	17,048
Citibank Credit Card Issuance Trust, Class 2001-A7, 5.495% 2013[5]	35,500	35,656
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	8,500	8,370
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	22,000	21,778
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	43,000	43,101
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	9,076	8,956
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	41,385	41,576
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	20,095	20,204
BA Credit Card Trust, Series 2006-A10, Class A, 5.30% 2012[5]	67,200	67,179
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	40,000	41,761
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	20,000	21,151
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	15,174	15,008
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	9,443	9,388
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	12,625	12,595
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	16,300	16,323
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[4]	50,000	50,365
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[4]	48,860	48,158
Impac Secured Assets Trust, Series 2006-1, Class 1-A-1-1, 6.25% 2036[5]	46,447	46,793
Advanta Business Card Master Trust, Series 2005-A1, Class A-1, 5.39% 2011[5]	17,000	16,997
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.45% 2013[5]	29,000	29,023
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036	23,000	22,472
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036	19,788	19,778
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	18,000	17,648
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	23,700	23,892
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-3, 5.54% 2036[5]	23,749	23,775
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A-2D, 5.56% 2036[5]	17,545	17,579
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[4]	25,150	25,128
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	15,000	14,987
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	35,500	35,522
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 5.74% 2033[5]	130	131
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class M4, 6.57% 2037[5]	25,004	25,004
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class M5, 6.92% 2037[5]	10,000	10,000
Discover Card Master Trust I, Series 2004-1, Class A, 5.35% 2010[5]	32,800	32,805
DT Auto Owner Trust, Series 2005-B, Class A-3, XLCA insured, 4.429% 2010[4]	30,481	30,319
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[4]	15,000	14,712
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	15,000	14,939
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[4]	4,440	4,419
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	25,000	25,019
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[4]	13,332	13,269
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[4]	12,600	12,602
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	25,000	25,055
AmeriCredit Automobile Receivables Trust, Series 2004-B-M, Class A-4, MBIA insured, 2.67% 2011	3,841	3,790
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	20,241
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[4]	11,209	11,092
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[4]	11,060	11,055
Home Equity Asset Trust, Series 2004-7, Class M-2, 5.98% 2035[5]	20,000	20,141
Providian Master Note Trust, Series 2005-A1A, Class A, 5.38% 2012[4,5]	20,000	20,003
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	1,550	1,555
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	16,190	16,512
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,545	16,532
BNC Mortgage Loan Trust, Series 2007-2, Class M4, 6.04% 2037[5]	9,000	9,000
BNC Mortgage Loan Trust, Series 2007-2, Class M5, 6.22% 2037[5]	4,500	4,500
BNC Mortgage Loan Trust, Series 2007-2, Class M6, 6.62% 2037[5]	2,500	2,500
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,975	15,950
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 6.32% 2013[5]	15,000	15,111
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[4]	15,000	15,007
Irwin Home Equity, Series 2006-1, Class 2-A2, 5.39% 2035[4]	15,000	14,895
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[4]	15,000	14,890
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.82% 2034[5]	14,349	14,358
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	12,500	12,477
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	12,000	12,053
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[4]	11,255	11,135
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-3, FGIC insured, 4.45% 2034	10,549	10,485
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	6,823	7,120
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	3,000	3,333
PSE&G Transition Funding II LLC, Series 2005-1, Class A-3, 4.49% 2015	10,250	9,943
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[5]	8,653	8,490
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.62% 2019[4,5]	5,845	5,845
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.72% 2034[5]	3,254	3,258
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 5.92% 2034[5]	2,320	2,325
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	5,568
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.92% 2013[5]	5,000	5,078
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	3,246	3,255
Residential Asset Securities Corp. Trust, Series 2004-KS10, Class A-I-2, 5.64% 2034[5]	1,562	1,562
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[5]	1,473	1,474
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	2,681	2,693
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009	2,134	2,127
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.46% 2011	1,874	1,831
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[5]	1,201	1,198
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	276	273
		2,028,999

CONSUMER DISCRETIONARY — 0.75%
Federated Department Stores, Inc. 6.625% 2008	20,000	20,274
Federated Retail Holdings, Inc. 5.35% 2012	11,850	11,857
Federated Retail Holdings, Inc. 5.90% 2016	27,020	27,205
Federated Retail Holdings, Inc. 6.375% 2037	15,000	14,860
Comcast Cable Communications, Inc. 6.875% 2009	18,000	18,623
Comcast Corp. 5.45% 2010	9,500	9,606
Tele-Communications, Inc. 7.875% 2013	10,000	11,234
Comcast Corp. 5.85% 2015	31,000	31,656
J.C. Penney Co., Inc. 7.375% 2008	1,300	1,327
J.C. Penney Co., Inc. 8.00% 2010	27,750	29,717
J.C. Penney Co., Inc. 9.00% 2012	12,480	14,429
J.C. Penney Co., Inc. 5.75% 2018	12,900	12,896
J.C. Penney Co., Inc. 6.375% 2036	7,100	7,100
AOL Time Warner Inc. 6.15% 2007	5,000	5,000
Time Warner Inc. 8.18% 2007	10,000	10,069
Time Warner Inc. 5.50% 2011	8,000	8,073
Time Warner Companies, Inc. 9.125% 2013	10,000	11,749
Time Warner Inc. 5.875% 2016	17,900	18,055
Time Warner Companies, Inc. 7.25% 2017	2,500	2,755
Viacom Inc. 5.75% 2011	13,500	13,696
Viacom Inc. 6.25% 2016	34,705	35,265
Clear Channel Communications, Inc. 6.625% 2008	8,245	8,319
Chancellor Media Corp. of Los Angeles 8.00% 2008	34,000	35,216
Harrah’s Operating Co., Inc. 7.125% 2007	6,000	6,008
Harrah’s Operating Co., Inc. 5.50% 2010	4,325	4,252
Harrah’s Operating Co., Inc. 5.625% 2015	10,000	8,613
Harrah’s Operating Co., Inc. 6.50% 2016	10,000	8,940
DaimlerChrysler North America Holding Corp. 4.05% 2008	6,480	6,391
DaimlerChrysler North America Holding Corp. 4.75% 2008	6,520	6,490
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,125
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	10,796
Pulte Homes, Inc. 4.875% 2009	3,000	2,958
Pulte Homes, Inc. 7.875% 2011	14,000	14,947
Pulte Homes, Inc. 8.125% 2011	7,500	8,027
Viacom Inc. 5.625% 2007	25,000	25,000
Centex Corp. 4.55% 2010	2,000	1,918
Centex Corp. 7.875% 2011	2,000	2,111
Centex Corp. 5.25% 2015	12,000	10,976
Centex Corp. 6.50% 2016	10,000	9,830
Ryland Group, Inc. 5.375% 2012	12,000	11,517
Ryland Group, Inc. 5.375% 2015	12,000	11,105
News America Holdings Inc. 9.25% 2013	5,200	6,156
News America Inc. 5.30% 2014	5,000	4,981
News America Holdings Inc. 8.00% 2016	2,000	2,328
News America Inc. 7.25% 2018	4,250	4,766
News America Holdings Inc. 8.25% 2018	2,600	3,111
News America Inc. 6.40% 2035	1,000	1,011
Carnival Corp. 3.75% 2007	6,000	5,950
Carnival Corp. 6.15% 2008	15,725	15,801
Target Corp. 7.50% 2010	20,000	21,475
Gap, Inc. 9.55% 2008[5]	19,460	20,894
Hyatt Equities, LLC 6.875% 2007[4]	17,040	17,058
MDC Holdings, Inc. 7.00% 2012	2,000	2,082
MDC Holdings, Inc. 5.375% 2014	15,000	14,038
Walt Disney Co., Series B, 5.375% 2007	5,000	5,001
Walt Disney Co. 5.70% 2011	4,000	4,102
Walt Disney Co. 5.625% 2016	6,000	6,140
Thomson Corp. 6.20% 2012	14,000	14,549
Toll Brothers, Inc. 6.875% 2012	4,000	4,111
Toll Brothers, Inc. 5.15% 2015	8,480	7,780
D.R. Horton, Inc. 6.00% 2011	6,000	5,976
D.R. Horton, Inc. 6.50% 2016	5,945	5,836
Lowe’s Companies, Inc., Series B, 6.70% 2007	5,455	5,475
Lowe’s Companies, Inc. 8.25% 2010	5,455	5,958
NVR, Inc. 5.00% 2010	8,000	7,821
Home Depot, Inc. 5.475% 2009[5]	7,500	7,514
Hilton Hotels Corp. 7.625% 2008	4,000	4,095
Kohl’s Corp. 6.30% 2011	1,200	1,248
Kohl’s Corp. 7.375% 2011	1,555	1,687
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	1,500	1,500
Delphi Automotive Systems Corp. 6.50% 2009[8]	1,200	1,341
		721,770

TELECOMMUNICATION SERVICES — 0.67%
AT&T Wireless Services, Inc. 7.50% 2007	33,575	33,575
SBC Communications Inc. 4.125% 2009	10,000	9,787
SBC Communications Inc. 6.25% 2011	35,000	36,343
AT&T Wireless Services, Inc. 7.875% 2011	76,700	84,089
SBC Communications Inc. 5.10% 2014	14,250	14,013
AT&T Inc. 6.80% 2036	15,000	16,336
US Unwired Inc., Series B, 10.00% 2012	33,305	36,333
Nextel Communications, Inc., Series E, 6.875% 2013	20,000	20,573
Nextel Communications, Inc., Series D, 7.375% 2015	91,640	94,885
Telecom Italia Capital SA 4.00% 2010	9,800	9,509
Telecom Italia Capital SA, Series B, 5.25% 2013	59,500	58,356
Telecom Italia Capital SA 7.20% 2036	28,900	31,015
Verizon Global Funding Corp. 7.25% 2010	10,000	10,687
Verizon Global Funding Corp. 7.375% 2012	27,000	29,698
Verizon Communications Inc. 5.50% 2017	20,000	19,946
PCCW-HKT Capital Ltd. 8.00% 2011[4,5]	22,450	24,825
PCCW-HKT Capital Ltd. 8.00% 2011[5]	1,800	1,990
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	21,100	20,262
Singapore Telecommunications Ltd. 6.375% 2011[4]	17,925	18,816
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,313
British Telecommunications PLC 8.375% 2010[5]	4,200	4,689
British Telecommunications PLC 9.125% 2030[5]	11,400	15,942
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,559
Koninklijke KPN NV 8.00% 2010	7,750	8,435
Koninklijke KPN NV 8.375% 2030	4,600	5,288
Deutsche Telekom International Finance BV 8.00% 2010[5]	5,100	5,523
Deutsche Telekom International Finance BV 8.25% 2030	6,000	7,553
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	3,000	3,237
		652,577

ENERGY — 0.54%
Devon Financing Corp., ULC 6.875% 2011	75,500	80,558
Gaz Capital SA 6.51% 2022[4]	62,365	64,314
Apache Corp. 6.25% 2012	55,000	57,575
Kinder Morgan Energy Partners LP 5.00% 2013	11,190	10,897
Kinder Morgan Energy Partners LP 5.125% 2014	26,210	25,566
Kinder Morgan Energy Partners LP 6.00% 2017	15,000	15,270
Enterprise Products Operating LP 4.95% 2010	18,000	17,884
Enterprise Products Operating LP 7.50% 2011	5,000	5,372
Enterprise Products Partners LP 5.60% 2014	8,100	8,138
Enterprise Products Operating LP, Series B, 5.00% 2015	1,900	1,830
Enterprise Products Operating LP 6.875% 2033	10,000	10,654
Canadian Natural Resources Ltd. 5.70% 2017	38,500	38,689
Williams Companies, Inc. 7.125% 2011	10,000	10,550
Williams Companies, Inc. 8.125% 2012	16,300	17,848
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	9,120
Pemex Finance Ltd. 8.875% 2010[6]	12,427	13,412
Pemex Project Funding Master Trust 5.75% 2015	21,000	21,352
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,6]	4,279	4,212
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[6]	674	664
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,6]	27,650	26,731
TransCanada PipeLines Ltd. 6.35% 2067	19,840	19,804
Sunoco, Inc. 6.75% 2011	7,500	7,841
Sunoco, Inc. 4.875% 2014	9,250	8,823
XTO Energy Inc. 5.65% 2016	15,000	15,036
Duke Capital Corp. 7.50% 2009	10,000	10,518
Energy Transfer Partners, LP 5.95% 2015	5,930	6,040
Enbridge Inc. 5.60% 2017	6,000	5,997
Southern Natural Gas Co. 5.90% 2017[4]	5,460	5,520
		520,215

HEALTH CARE — 0.52%
Cardinal Health, Inc. 6.25% 2008	13,155	13,268
Cardinal Health, Inc. 5.619% 2009[4,5]	12,500	12,509
Cardinal Health, Inc. 6.75% 2011	100,250	105,610
Cardinal Health, Inc. 5.85% 2017	10,000	10,027
Hospira, Inc. 4.95% 2009	48,950	48,498
Hospira, Inc. 5.55% 2012	20,000	20,131
Hospira, Inc. 5.90% 2014	5,860	5,855
Hospira, Inc. 6.05% 2017	14,345	14,519
Humana Inc. 6.45% 2016	40,875	42,450
Humana Inc. 6.30% 2018	16,335	16,696
Wyeth 4.375% 2008[5]	48,531	48,086
UnitedHealth Group Inc. 3.30% 2008	7,500	7,380
UnitedHealth Group Inc. 4.125% 2009	25,165	24,698
UnitedHealth Group Inc. 5.25% 2011	1,585	1,593
UnitedHealth Group Inc. 5.375% 2016	5,250	5,213
WellPoint, Inc. 5.00% 2011	37,000	36,766
Boston Scientific Corp. 6.00% 2011	21,360	21,595
Boston Scientific Corp. 6.40% 2016	10,325	10,321
Coventry Health Care, Inc. 5.95% 2017	13,225	13,202
Aetna Inc. 5.75% 2011	12,500	12,783
Schering-Plough Corp. 5.55% 2013[5]	10,000	10,234
Amgen Inc. 4.00% 2009	10,000	9,758
Universal Health Services, Inc. 7.125% 2016	6,820	7,277
		498,469

UTILITIES — 0.48%
American Electric Power Co., Inc. 4.709% 2007[5]	12,500	12,473
Appalachian Power Co., Series J, 4.40% 2010	10,000	9,778
Ohio Power Co., Series J, 5.30% 2010	18,000	18,103
Appalachian Power Co., Series M, 5.55% 2011	10,000	10,111
Appalachian Power Co., Series I, 4.95% 2015	15,000	14,406
Indiana Michigan Power Co. 5.65% 2015	11,000	11,033
Dominion Resources, Inc., Series B, 4.125% 2008	10,000	9,908
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	18,561	18,560
Dominion Resources, Inc., Series 2000-A, 8.125% 2010	35,000	37,940
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[5]	4,250	4,364
Commonwealth Edison Co., First Mortgage Bonds, Series 99, 3.70% 2008	2,750	2,707
Exelon Corp. 4.45% 2010	15,000	14,641
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	14,000	13,836
Exelon Corp. 6.75% 2011	2,000	2,093
Exelon Generation Co., LLC 6.95% 2011	21,600	22,786
Exelon Corp. 4.90% 2015	5,000	4,757
Commonwealth Edison Co., First Mortgage Bonds, Series 104, 5.95% 2016	5,000	4,991
Scottish Power PLC 4.91% 2010	30,000	29,801
Scottish Power PLC 5.375% 2015	25,000	24,998
Ameren Corp. 4.263% 2007	2,500	2,499
Cilcorp Inc. 8.70% 2009	17,025	17,633
AmerenEnergy Generating Co., Series D, 8.35% 2010	6,500	7,030
Union Electric Co. 4.65% 2013	4,250	4,001
Cilcorp Inc. 9.375% 2029	5,000	5,621
Constellation Energy Group, Inc. 6.125% 2009	11,000	11,214
Constellation Energy Group, Inc. 7.00% 2012	15,000	16,102
Constellation Energy Group, Inc. 4.55% 2015	5,000	4,681
National Grid PLC 6.30% 2016	28,225	29,685
PSEG Power LLC 3.75% 2009	10,000	9,726
PSEG Power LLC 7.75% 2011	15,000	16,310
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	18,000	20,126
Centerpoint Energy, Inc., Series B, 6.85% 2015	5,000	5,316
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	10,000	9,876
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013	5,000	4,892
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	4,950
Alabama Power Co., Series X, 3.125% 2008	1,800	1,765
Alabama Power Co., Series R, 4.70% 2010	1,750	1,731
Alabama Power Co., Series Q, 5.50% 2017	4,000	4,046
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,377
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	4,900
NiSource Finance Corp. 6.15% 2013	3,000	3,086
MidAmerican Energy Co. 5.125% 2013	1,500	1,490
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	971
		460,314

INDUSTRIALS — 0.44%
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	11,135	11,559
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	5,251	5,543
Continental Airlines, Inc., Series 2007-1, Class A, 5.983% 2022	3,000	3,025
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	10,336	10,782
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	2,000	2,033
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	14,578	16,153
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	16,075	18,014
General Electric Capital Corp., Series A, 5.00% 2007	47,500	47,480
General Electric Capital Corp. 4.25% 2008	10,000	9,928
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	11,930	12,638
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	35,450	38,432
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014	41,770	43,122
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	3,586	3,768
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,6]	43,833	45,424
Caterpillar Financial Services Corp., Series F, 5.425% 2008[5]	3,500	3,506
Caterpillar Inc. 4.50% 2009	17,785	17,594
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,211
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	3,006
Caterpillar Inc. 6.05% 2036	150	155
Waste Management, Inc. 6.50% 2008	6,180	6,287
Waste Management, Inc. 7.375% 2010	20,000	21,238
Waste Management, Inc. 5.00% 2014	890	850
Raytheon Co. 4.85% 2011	16,000	15,847
Raytheon Co. 6.40% 2018	1,580	1,712
Raytheon Co. 6.75% 2018	2,420	2,675
Raytheon Co. 7.00% 2028	4,000	4,593
Tyco International Group SA 6.125% 2008	13,000	13,195
Tyco International Group SA 6.125% 2009	7,000	7,126
Tyco International Group SA 7.00% 2028	745	892
Tyco International Group SA 6.875% 2029	1,425	1,695
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,586
Hutchison Whampoa International Ltd. 6.50% 2013[4]	11,800	12,483
John Deere Capital Corp. 3.90% 2008	3,000	2,971
John Deere Capital Corp. 4.875% 2009	6,000	5,972
John Deere Capital Corp., Series D, 5.50% 2017	2,550	2,563
Lockheed Martin Corp. 6.15% 2036	7,000	7,317
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	1,202	1,216
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	3,202	3,256
		421,847

MATERIALS — 0.19%
UPM-Kymmene Corp. 5.625% 2014[4]	41,490	40,662
Stora Enso Oyj 6.404% 2016[4]	36,000	36,982
Dow Chemical Co. 5.00% 2007	10,500	10,468
Dow Chemical Co. 5.75% 2008	10,500	10,563
Lafarge 6.15% 2011	15,000	15,507
Packaging Corp. of America 4.375% 2008	14,000	13,779
Norske Skogindustrier ASA 7.625% 2011[4]	12,250	12,941
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	12,755	12,782
Arbermarle Corp. 5.10% 2015	7,000	6,701
Praxair, Inc. 2.75% 2008	6,350	6,177
International Paper Co. 5.85% 2012	5,247	5,339
ICI Wilmington, Inc. 4.375% 2008	4,000	3,941
ICI Wilmington, Inc. 5.625% 2013	500	501
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	3,906
Alcan Inc. 6.45% 2011	1,000	1,041
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	342
		181,632

INFORMATION TECHNOLOGY — 0.15%
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	54,980	56,165
Electronic Data Systems Corp. 7.45% 2029	15,000	16,104
Western Union Co. 5.51% 2008[5]	20,000	19,992
Jabil Circuit, Inc. 5.875% 2010	19,185	19,114
Motorola, Inc. 4.608% 2007	12,500	12,444
Motorola, Inc. 7.625% 2010	1,590	1,703
Cisco Systems, Inc. 5.25% 2011	14,000	14,112
Sabre Holdings Corp. 6.35% 2016	10,000	9,508
		149,142

CONSUMER STAPLES — 0.07%
Wal-Mart Stores, Inc. 6.875% 2009	13,650	14,187
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015	18,000	20,873
Tyson Foods, Inc. 6.85% 2016[5]	20,000	20,950
CVS Corp. 5.298% 2027[4,6]	13,453	12,863
Nabisco, Inc. 7.05% 2007	1,000	1,003
		69,877

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.05%
Russian Federation 7.50% 2030[6]	32,437	36,938
Corporación Andina de Fomento 6.875% 2012	10,000	10,684
		47,622

MUNICIPALS — 0.03%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,875	14,875
Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	9,786	9,825
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	5,211	5,210
		29,910

Total bonds & notes (cost: $17,743,249,000)		17,782,726

Short-term securities — 10.16%

Federal Home Loan Bank 5.115%-5.17% due 5/2-7/25/2007[9]	1,264,397	1,257,787
Freddie Mac 5.10%-5.155% due 5/7-7/31/2007	1,125,735	1,118,508
U.S. Treasury Bills 4.851%-5.022% due 5/3-9/13/2007	578,400	575,818
Edison Asset Securitization LLC 5.20%-5.24% due 6/5-7/10/2007[4]	250,000	248,309
General Electric Capital Corp. 5.21%-5.23% due 5/15-6/11/2007	130,000	129,410
General Electric Capital Services, Inc. 5.22%-5.23% due 5/2-7/11/2007	116,600	115,814
Park Avenue Receivables Co., LLC 5.21%-5.26% due 5/7-6/6/2007[4,9]	217,725	217,184
Jupiter Securitization Co., LLC 5.23%-5.25% due 5/4-6/12/2007[4]	125,000	124,545
JPMorgan Chase & Co. 5.23%-5.24% due 5/14-6/25/2007	150,900	149,891
Bank of America Corp. 5.185%-5.24% due 5/17-7/30/2007[9]	384,800	382,478
Ranger Funding Co. LLC 5.23%-5.27% due 5/2-6/11/2007[4]	79,200	78,888
Proctor & Gamble Co. 5.21%-5.24% due 5/9-7/10/2007[4]	458,100	456,118
Variable Funding Capital Corp. 5.22%-5.26% due 5/4-6/19/2007[4,9]	423,700	422,398
Fannie Mae 5.10%-5.16% due 5/2-7/25/2007	420,600	418,902
Clipper Receivables Co., LLC 5.24%-5.25% due 5/14-6/11/2007[4]	265,000	263,779
State Street Corp. 5.20%-5.23% due 6/11-7/6/2007	145,000	143,859
CAFCO, LLC 5.23%-5.24% due 5/8-7/11/2007[4]	315,100	313,880
Ciesco LLC 5.225% due 7/23/2007[4]	50,000	49,392
Citigroup Funding Inc. 5.25% due 6/14/2007	40,300	40,035
AIG Funding, Inc. 5.20%-5.21% due 5/30-6/15/2007	150,000	149,290
International Lease Finance Corp. 5.21%-5.235% due 5/2-5/29/2007	170,000	169,577
Johnson & Johnson 5.15%-5.20% due 5/8-6/29/2007[4,9]	284,400	283,079
Coca-Cola Co. 5.18%-5.21% due 5/7-6/25/2007[4]	195,600	195,015
Atlantic Industries 5.18%-5.20% due 5/11-6/14/2007[4]	70,000	69,656
Wal-Mart Stores Inc. 5.18%-5.21% due 5/8-7/31/2007[4]	263,400	261,725
IBM Capital Inc. 5.185%-5.19% due 6/7/2007[4]	60,000	59,682
IBM Corp. 5.20%-5.23% due 5/23-6/29/2007[4,9]	195,500	194,173
Abbott Laboratories 5.215%-5.24% due 5/1-5/3/2007[4]	228,150	228,097
Federal Farm Credit Banks 5.10%-5.12% due 5/14-7/2/2007	170,000	169,132
Union Bank of California, N.A. 5.26%-5.29% due 5/15-6/27/2007	150,000	149,991
Three Pillars Funding, LLC 5.24%-5.29% due 5/4-6/22/2007[4]	123,879	123,439
Private Export Funding Corp. 5.20% due 5/9-6/14/2007[4]	108,600	108,170
CIT Group, Inc. 5.22%-5.23% due 5/23-6/25/2007[4]	106,000	105,413
HSBC Finance Corp. 5.18%-5.20% due 5/22-6/20/2007	100,000	99,487
FCAR Owner Trust I 5.25%-5.26% due 6/4-6/19/2007	100,000	99,400
Caterpillar Financial Services Corp. 5.19%-5.21% due 5/25-6/18/2007	95,400	94,907
NetJets Inc. 5.20%-5.21% due 5/21-6/22/2007[4]	78,500	78,068
3M Co. 5.18%-5.19% due 6/8-6/25/2007[9]	72,345	71,850
International Bank for Reconstruction and Development 5.15% due 5/1/2007	50,000	49,993
Merck & Co. Inc. 5.20% due 5/4/2007	50,000	49,972
United Parcel Service Inc. 5.19% due 5/30/2007	50,000	49,783
Hewlett-Packard Co. 5.25%-5.26% due 5/11-5/18/2007[4]	49,400	49,292
Paccar Financial Corp. 5.21%-5.22% due 6/14-7/16/2007	42,500	42,184
Harley-Davidson Funding Corp. 5.19%-5.22% due 5/8-5/29/2007[4]	41,800	41,705
Kimberly-Clark Worldwide Inc. 5.19% due 5/7/2007[4]	40,000	39,960
Honeywell International Inc. 5.15% due 9/17/2007[4]	32,000	31,354
Tennessee Valley Authority 5.145% due 5/3/2007	30,000	29,987
Colgate-Palmolive Co. 5.21% due 5/2/2007[4]	25,000	24,993
Illinois Tool Works Inc. 5.18% due 5/10/2007	25,000	24,965
Triple-A One Funding Corp. 5.26% due 5/10/2007[4]	25,000	24,963
Wm. Wrigley Jr. Co. 5.20% due 5/15/2007[4]	25,000	24,946
USAA Capital Corp. 5.19% due 5/16/2007	25,000	24,945
E.I. duPont de Nemours and Co. 5.20% due 5/31/2007[4]	25,000	24,888
Estée Lauder Companies Inc. 5.25% due 5/1/2007[4]	20,000	19,997
American Express Credit Corp. 5.22% due 5/25/2007	20,000	19,927
McCormick & Co., Inc. 5.22% due 5/25/2007[4]	20,000	19,927
		9,810,927

Total short-term securities (cost: $9,810,171,000)		9,810,927

Total investment securities (cost: $76,313,694,000)		96,455,217
Other assets less liabilities		89,302

Net assets		$96,544,519

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $38,347,032,000.
2 Represents an affiliated company as defined under the Investment Company Act of 1940.
3 Security did not produce income during the last 12 months.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,707,660,000, which represented 6.95% of the net assets of the fund.
5 Coupon rate may change periodically.
6 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7 Index-linked bond whose principal amount moves with a government retail price index.
8 Scheduled interest and/or principal payment was not received.
9 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$17,109,144
Gross unrealized depreciation on investment securities		(382,515)
Net unrealized appreciation on investment securities	16,726,629
Cost of investment securities for federal income tax purposes	70,320,945

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-912-0607-S6934
ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: July 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: July 6, 2007

By /s/ Sheryl F. Johnson
Sheryl F. Johnson, Treasurer and Principal Financial Officer

Date: July 6, 2007